       As filed with the Securities and Exchange Commission on April 28, 1998

                                                    Registration Nos.  333-26341
                                                                       811-08205
________________________________________________________________________________

                                   UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    F O R M  N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. l                                            X
                                                                          -
                                       and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 3                                                           X
                                                                          -

                   FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D
                             (Exact Name of Registrant)

                       FIRST INVESTORS LIFE INSURANCE COMPANY
                                (Name of Depositor)

               95 Wall Street, 22nd Floor, New York, New York  10005
                (Address of Depositor's Principal Executive Offices)

                                   (212) 858-8200
                (Depositor's Telephone Number, including Area Code)

                           Richard H. Gaebler, President
                       FIRST INVESTORS LIFE INSURANCE COMPANY
                             95 Wall Street, 22nd Floor
                             New York, New York  10005
                      (Name and Address of Agent for Service)

                          Copies of all communications to:
                          Freedman, Levy, Kroll & Simonds
                              1050 Connecticut Avenue
                            Washington, D.C.  20036-5366
                             Attn:  Gary O. Cohen, Esq.

Approximate Date of Proposed Public Offering:  Continuous.

It is proposed that this filing will become effective (check the appropriate box):

/ /  immediately upon filing pursuant to paragraph (b) of Rule 485

/X/  on April 30, 1998 pursuant to paragraph (b) of Rule 485

/ /  60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ /  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in First Investors Life Variable Annuity Fund D under deferred variable annuity contracts.

                    FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D

                               CROSS-REFERENCE SHEET

N-4 Item No.                                                          Location
------------                                                          --------
PART A:  PROSPECTUS
1.   Cover Page....................................................   Cover Page
2.   Definitions...................................................   Glossary of Special Terms
3.   Synopsis......................................................   Fee Table
4.   Condensed Financial Information...............................   Condensed Financial Information
5.   General Description of Registrant, Depositor, and
     Portfolio Companies...........................................   General Descriptions
6.   Deductions....................................................   Purchases, Charges and Expenses
7.   General Description of Variable Annuity Contracts.............   Variable Annuity Contracts
8.   Annuity Period................................................   Variable Annuity Contracts
9.   Death Benefit.................................................   Variable Annuity Contracts
10.  Purchases and Contract Value..................................   Purchases, Charges and Expenses;
                                                                      Variable Annuity Contracts
11.  Redemptions...................................................   Variable Annuity Contracts
12.  Taxes.........................................................   Federal Income Tax Status
13.  Legal Proceedings.............................................   Not Applicable
14.  Table of Contents of the Statement of
     Additional Information........................................   Table of Contents of the Statement
                                                                      of Additional Information

PART B:  STATEMENT OF ADDITIONAL INFORMATION

15.  Cover Page....................................................   Cover Page
16.  Table of Contents.............................................   Table of Contents
17.  General Information and History...............................   General Description; Other
                                                                      Information
18.  Services......................................................   Services
19.  Purchase of Securities Being Offered..........................   Not Applicable
20.  Underwriters..................................................   Services
21.  Calculation of Performance Data...............................   Performance Information
22.  Annuity Payments..............................................   Annuity Payments
23.  Financial Statements..........................................   Relevance of Financial Statements;
                                                                      Financial Statements

FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D
INDIVIDUAL VARIABLE ANNUITY CONTRACTS
OFFERED BY
FIRST INVESTORS LIFE INSURANCE COMPANY
95 Wall Street, New York, New York  10005/(212) 858-8200

     This Prospectus describes Variable Annuity Contracts (the "Contracts") offered by First Investors Life Insurance Company ("First Investors Life"). The Contracts are designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes. The Contracts may be purchased on a nonqualified basis. The Contracts may also be purchased through (1) qualified individual retirement accounts and (2) qualified corporate employee pension and profit-sharing plans. The Contracts offered are flexible premium deferred variable annuity contracts ("Deferred Variable Annuity Contracts") under which annuity payments will begin on a selected future date.
A PENALTY MAY BE ASSESSED ON EARLY WITHDRAWALS (SEE "FEDERAL INCOME TAX STATUS"). THE CONTRACTS CONTAIN A 10-DAY REVOCATION RIGHT (SEE "VARIABLE ANNUITY CONTRACTS--TEN-DAY REVOCATION RIGHT"). The Contracts provide for the accumulation of values on a variable basis. Payment of annuity benefits will be on a variable basis, unless a fixed basis or a combination of variable and fixed bases is selected by the Contractowner. Unless otherwise stated, this Prospectus describes only the variable aspects of the Contracts. The Contracts contain information on the fixed aspects.

     Contractowners' purchase payments are paid into a unit investment trust, First Investors Life Variable Annuity Fund D ("Separate Account D"). A Contractowner elects to have his or her purchase payments paid into any one or more of the eleven subaccounts of Separate Account D (the "Subaccounts"). The assets of each Subaccount are invested at net asset value in shares of the related series of First Investors Life Series Fund (the "Life Series Fund"), an open-end, diversified management investment company.

     This Prospectus sets forth the information about Separate Account D that a prospective investor should know before investing and should be kept for future reference. A Statement of Additional Information, dated April 30, 1998, has been filed with the Securities and Exchange Commission and is incorporated herein by reference in its entirety. (See page 23 of this Prospectus for the Table of Contents of the Statement of Additional Information.) The Statement of Additional Information is available at no charge upon request to First Investors Life at the address or telephone number indicated above. Additional information about Separate Account D has been filed with the Securities and Exchange Commission.


                       THE SECURITIES AND EXCHANGE COMMISSION
                          HAS NOT APPROVED OR DISAPPROVED
                        THESE SECURITIES OR PASSED UPON THE
              ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE
                          CONTRARY IS A CRIMINAL OFFENSE.
             THIS PROSPECTUS IS VALID ONLY WHEN ATTACHED TO THE CURRENT
                  PROSPECTUS OF FIRST INVESTORS LIFE SERIES FUND.
                    The date of this Prospectus is April 30, 1998

                             GLOSSARY OF SPECIAL TERMS

     ACCUMULATED VALUE - The value of all the Accumulation Units credited to the Contract.

   ACCUMULATION PERIOD - The period between the date of issue of a Contract and the Annuity Commencement Date.

   ACCUMULATION UNIT - A unit used to measure the value of a Contractowner's interest in a Subaccount of Separate Account D prior to the Annuity Commencement Date.

   ADDITIONAL PAYMENT - A purchase payment made to First Investors Life after issuance of a deferred annuity.

   ANNUITANT - The person designated to receive or the person who is actually receiving annuity payments under a Contract.

   ANNUITY COMMENCEMENT DATE - The date on which annuity payments are to commence.

   ANNUITY UNIT - A unit used to determine the amount of each annuity payment after the first.

   BENEFICIARY - The person designated to receive any benefits under a Contract upon the death of the Annuitant in accordance with the terms of the Contract.

   CONTRACT - An individual variable annuity contract offered by this Prospectus.

   CONTRACTOWNER - The person or entity with legal rights of ownership of the Contract.

   FIXED ANNUITY - An annuity with annuity payments which remain fixed as to dollar amount throughout the payment period.

   GENERAL ACCOUNT - All assets of First Investors Life other than those allocated to Separate Account D and other segregated investment accounts of First Investors Life.

   JOINT ANNUITANT - The designated second person under joint and survivor life annuity.

   SEPARATE ACCOUNT D - The segregated investment account entitled "First Investors Life Variable Annuity Fund D," established by First Investors Life pursuant to applicable law and registered as a unit investment trust under the Investment Company Act of 1940, as amended.

   SINGLE PAYMENT - A one-time purchase payment made to First Investors Life to purchase a deferred annuity.

   SUBACCOUNT - A segregated investment subaccount under Separate Account D which corresponds to a series of the Life Series Fund. The assets of the Subaccount are invested in shares of the corresponding series of the Life Series Fund.

   VALUATION DATE - Any date on which the New York Stock Exchange ("NYSE") is open for regular trading. Each Valuation Date ends as of the close of regular trading on the NYSE (normally 4:00 p.m., Eastern Time). The NYSE currently observes the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

   VALUATION PERIOD - The period beginning on the date after any Valuation Date and ending at the end of the next Valuation Date.

   VARIABLE ANNUITY - An annuity with annuity payments varying in amount in accordance with the net investment experience of the Subaccounts.

                                     FEE TABLE

     The following table has been prepared to assist the investor in understanding the various costs and expenses a Contractowner will directly or indirectly bear. The table reflects expenses of Separate Account D as well as the series (each a "Fund" and collectively "Funds") of the Life Series Fund. The Fee Table reflects Fund expenses expected to be incurred in 1998.

CONTRACTOWNER TRANSACTION EXPENSES

     Sales Load Imposed on Purchases (as a percentage of purchase payments)
     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .None

     Maximum Contingent Deferred Sales Charge  . . . . . . . . . . . . .7.00%*

ANNUAL CONTRACT MAINTENANCE CHARGE.  . . . . . . . . . . . . . . . . .$30.00**

SEPARATE ACCOUNT ANNUAL EXPENSES
     (as a percentage of average account value)

     Mortality and Expense Risk Charges . . . . . . . . . . . . . . . . 1.25%
     Administrative Charge. . . . . . . . . . . . . . . . . . . . . . . . 15%
                                                                        -----
                                                                        -----
     Total Separate Account Annual Expenses . . . . . . . . . . . . . . 1.40%

FUND ANNUAL EXPENSES

(as a percentage of Fund average net assets)

                                                                    TOTAL FUND
                                        MANAGEMENT      OTHER       OPERATING
                                          FEES(1)     EXPENSES(2)   EXPENSES(3)
                                        ----------    ----------    ----------
Blue Chip Fund . . . . . . . . . . . .    0.75%         0.06%         0.81%
Cash Management Fund . . . . . . . . .    0.60+         0.10+         0.70+
Discovery Fund . . . . . . . . . . . .    0.75          0.07          0.82
Government Fund. . . . . . . . . . . .    0.60+         0.10+         0.70+
Growth Fund. . . . . . . . . . . . . .    0.75          0.07          0.82
High Yield Fund. . . . . . . . . . . .    0.75          0.08          0.83
International Securities Fund. . . . .    0.75          0.38          1.13
Investment Grade Fund. . . . . . . . .    0.60+         0.10+         0.70+
Target Maturity 2007 Fund. . . . . . .    0.60+         0.10+         0.70+
Target Maturity 2010 Fund. . . . . . .    0.60+         0.10+         0.70+
Utilities Income Fund. . . . . . . . .    0.60+         0.10          0.70+

* The Maximum Contingent Deferred Sales Charge is a percentage of the value of the Accumulation Units surrendered (not to exceed the aggregate amount of the purchase payments made for such Units). It decreases 1% each year so that there is no charge after 7 years. Each year up to 10% of total purchase payments may be surrendered without a contingent deferred sales charge. Additional purchase payments do not cause the contingent deferred sales charge percentages to start over on prior purchase payments.

**The Contract Maintenance Charge of $30 will be deducted from the Accumulated Value, provided that in no case will this charge exceed 2% of such value. For more information, see "Contract Maintenance Charge."

 +   Net of waiver and/or reimbursement.

(1) For the fiscal year ended December 31, 1997, the Adviser reimbursed Cash Management Fund, Government Fund, Investment Grade Fund, Target Maturity 2007 Fund, and Target Maturity 2010 Fund for certain Other Expenses. For the fiscal year ended December 31,

     1997, the Adviser waived Management Fees in excess of 0.60% for Cash Management Fund, Government Fund, Investment Grade Fund, Target Maturity 2007 Fund, Target Maturity 2010 Fund and Utilities Income Fund. Absent the waiver, Management Fees would have been 0.75% for each of these Funds. The Adviser will continue to waive such fees for a minimum period ending December 31, 1998.

(2) Other Expenses have been restated for Government Fund, Investment Grade Fund, Target Maturity 2007 Fund and Target Maturity 2010 Fund. For the fiscal year ended December 31, 1997, the Adviser reimbursed Cash Management Fund, Government Fund, Investment Grade Fund, Target Maturity 2007 Fund and Target Maturity 2010 Fund for certain Other Expenses. Absent such reimbursement, Other Expenses would have been 0.31% for Cash Management Fund, 0.17% for Government Fund, 0.12% for Investment Grade Fund, 0.07% for Target Maturity 2007 Fund and 0.12% for Target Maturity 2010 Fund. The Adviser will reimburse Cash Management Fund, Government Fund, Investment Grade Fund, Target Maturity 2007 Fund and Target Maturity 2010 for Other Expenses in excess of 0.10% for a minimum period ending December 31, 1998.

(3) If certain fees and expenses were not waived or reimbursed, Total Fund Operating Expenses would have been 1.06% for Cash Management Fund, 0.92% for Government Fund, 0.87% for Investment Grade Fund, 0.82% for Target Maturity 2007 Fund, 0.87% for Target Maturity 2010 Fund and 0.85% for Utilities Income Fund.


 For more complete descriptions of the various costs and expenses shown, please refer to "Purchases, Charges and Expenses." In addition, Premium taxes may be applicable (see "Other Charges").

EXAMPLE

If you surrender your Contract at the end of the period shown, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                                 1 YEAR      3 YEARS
                                                 ------      -------
Blue Chip Subaccount . . . . . . . . . . . . . .  $122        $209
Cash Management Subaccount . . . . . . . . . . .   121         206
Discovery Subaccount . . . . . . . . . . . . . .   123         209
Government Subaccount. . . . . . . . . . . . . .   121         206
Growth Subaccount. . . . . . . . . . . . . . . .   123         209
High Yield Subaccount. . . . . . . . . . . . . .   123         210
International Securities Subaccount. . . . . . .   126         219
Investment Grade Subaccount. . . . . . . . . . .   121         206
Target Maturity 2007 Subaccount. . . . . . . . .   121         206
Target Maturity 2010 Subaccount. . . . . . . . .   121         206
Utilities Income Subaccount. . . . . . . . . . .   121         206

EXAMPLE


If you do not surrender your contract (or if you annuitize) at the end of the period shown, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                           1 YEAR   3 YEARS
                                           ------   -------
Blue Chip Subaccount . . . . . . . . . . .  $ 52     $159
Cash Management Subaccount . . . . . . . .    51      156
Discovery Subaccount . . . . . . . . . . .    53      159
Government Subaccount. . . . . . . . . . .    51      156
Growth Subaccount. . . . . . . . . . . . .    53      159
High Yield Subaccount. . . . . . . . . . .    53      160
International Securities Subaccount. . . .    56      169
Investment Grade Subaccount. . . . . . . .    51      156
Target Maturity 2007 Subaccount. . . . . .    51      156
Target Maturity 2010 Subaccount. . . . . .    51      156
Utilities Income Subaccount. . . . . . . .    51      156




     THE EXPENSES IN THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES IN FUTURE YEARS MAY BE GREATER OR LESS THAN THOSE SHOWN.


                          CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUES

     The following shows the accumulation unit values and the number of accumulation units outstanding for each Subaccount of Separate Account D, as of December 31, 1997, from July 28, 1997, the date when the accumulation unit value for each Subaccount was initially set at $10.00:

                                                                 NUMBER OF
                                            ACCUMULATION        ACCUMULATION
     SUBACCOUNT                             UNIT VALUE($)          UNITS
------------------                          -------------          -----
Blue Chip Subaccount. . . . . . . . . .      10.18519950         426,185.6
Cash Management Subaccount. . . . . . .      10.15474840          28,344.4
Discovery Subaccount. . . . . . . . . .      10.23140687         205,814.9
Government Subaccount . . . . . . . . .      10.28895863          13,321.1
Growth Subaccount . . . . . . . . . . .      10.33626489         346,768.7
High Yield Subaccount . . . . . . . . .      10.42338850          60,209.4
International Securities Subaccount . .       9.30734342         196,448.9
Investment Grade Subaccount . . . . . .      10.33902780          22,448.4
Target Maturity 2007 Subaccount . . . .      10.62155299          62,839.0
Target Maturity 2010 Subaccount . . . .      10.79920122          43,680.6
Utilities Income Subaccount . . . . . .      11.67391319          33,306.9


                                GENERAL DESCRIPTION

     FIRST INVESTORS LIFE INSURANCE COMPANY. First Investors Life Insurance Company, 95 Wall Street, New York, New York 10005 ("First Investors Life"), a stock life insurance company incorporated under the laws of the State of New York in 1962, writes life insurance, annuities and accident and health insurance. First Investors Consolidated Corporation ("FICC"), a holding company, owns all of the voting common stock of First Investors Management Company, Inc. ("FIMCO" or "Adviser") and all of the outstanding stock of First Investors Life, First Investors Corporation ("FIC" or "Underwriter") and Administrative Data Management Corp., the transfer agent for the Life Series Fund. Mr. Glenn O. Head, Chairman of FICC, controls FICC, and, therefore, controls the Adviser and First Investors Life.

     SEPARATE ACCOUNT D. First Investors Life Variable Annuity Fund D, also known by its proprietary name, the "Tax Tamer II" ("Separate Account D"), was established on April 8, 1997 under the provisions of the New York Insurance Law. The assets of Separate Account D are segregated from the assets of First Investors Life, and that portion of such assets having a value equal to, or approximately equal to, the reserves and contract liabilities under the Contracts are not chargeable with liabilities arising out of any other business of First Investors Life. Separate Account D is registered with the Securities and Exchange Commission ("Commission") as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act"), but such registration does not involve any supervision by the Commission of the management or investment practices or policies of Separate Account D.

     The assets of each Subaccount of Separate Account D are invested at net asset value in shares of the corresponding Fund of Life Series Fund. For example, the Blue Chip Subaccount invests in the Blue Chip Fund, the Government Subaccount invests in the Government Fund, and so on. The Life Series Fund's Prospectus describes the risks attendant to an investment in each Fund of the Life Series Fund.

     Income, gains and losses, whether or not realized, from assets allocated to the Subaccounts of Separate Account D are, in accordance with the applicable Contracts, credited to or charged against the Subaccounts of Separate Account D without regard to other income, gains or losses of First Investors Life. The obligations under the Contracts are obligations of First Investors Life.

     Any and all distributions received from a Fund will be paid in shares of the distributing Fund or if in cash, will be reinvested in shares of that Fund at net asset value for the corresponding Subaccount. Accordingly, no cash distributions will be made to Contractowners. Deductions and redemptions from any Subaccount of Separate Account D may be effected by redeeming the number of applicable Fund shares, at net asset value, necessary to satisfy the amount to be deducted or redeemed. Shares of the Funds in the Subaccounts will be valued at their net asset values.

     Separate Account D is divided into the following Subaccounts, each of which corresponds to the following Funds of the Life Series Fund:

SEPARATE ACCOUNT D SUBACCOUNT                     FUND
-----------------------------                     ----
Blue Chip Subaccount                              Blue Chip Fund
Cash Management Subaccount                        Cash Management Fund
Discovery Subaccount                              Discovery Fund
Government Subaccount                             Government Fund
Growth Subaccount                                 Growth Fund
High Yield Subaccount                             High Yield Fund
International Securities Subaccount               International Securities Fund
Investment Grade Subaccount                       Investment Grade Fund
Target Maturity 2007 Subaccount                   Target Maturity 2007 Fund
Target Maturity 2010 Subaccount                   Target Maturity 2010 Fund
Utilities Income Subaccount                       Utilities Income Fund

     Each Contractowner designates the Subaccount in which his or her purchase payment will be invested. That Subaccount in turn invests in the corresponding Fund of the Life Series Fund as set forth above.

     Subject to applicable law, First Investors Life reserves the right to make certain changes if, in its judgment, they would best serve the interests of the Contractowners and Annuitants or would be appropriate in carrying out the purposes of the Contracts. First Investors Life will obtain, when required, the necessary Contractowner approval or regulatory approval for any changes and provide, when required, the appropriate notification to Contractowners prior to making such changes. Examples of the changes First Investors Life may make include, but are not limited to:

          - To operate Separate Account D in any form permitted under the 1940 Act or in any other form permitted by law.

          - To add, delete, combine, or modify the Subaccounts in Separate Account D.

          - To add, delete, or substitute for the Fund shares held in any Subaccount, the shares of any investment company or series thereof, or any investment permitted by law.

          - To make any amendments to the Contracts necessary for the Contracts to comply with the provisions of the Internal Revenue Code or any other applicable Federal or state law.

     YOUR CHOICE OF INVESTMENT OBJECTIVE. When you purchase a Contract you decide to place your purchase payment and any additional purchase payments into at least one but not more than five of the Subaccounts of Separate Account D, provided the allocation to any one Subaccount is not less than 10% of the purchase payment. Each Subaccount corresponds to a Fund of the Life Series Fund. The investment objectives of each Fund of the Life Series Fund are set forth below. There is no assurance that the investment objective of any Fund of the Life Series Fund will be realized. Because each Fund of the Life Series Fund is intended to serve a different investment objective, each is subject to varying degrees of financial and market risks. In addition, total operating expenses vary by Fund. Twelve (12) times during any Contract year, you may transfer part or all of your cash value from the Subaccounts you are in to other Subaccounts provided the cash value is not allocated to more than five of the Subaccounts, and provided the allocation to any one Subaccount is not less than 10% of the cash value of the Contract. The cash value of the Contract may increase or decrease depending on the investment performance of the Subaccounts selected.

First Investors Life reserves the right to adjust allocations to eliminate fractional percentages.


     THE FUND. First Investors Life Series Fund is a diversified open-end management investment company registered under the 1940 Act. Registration of the Life Series Fund with the Commission does not involve supervision by the Commission of the management or investment practices or policies of the Life Series Fund. The Life Series Fund consists of eleven separate Funds. The shares of the Funds are not sold directly to the general public but are available only through the purchase of an annuity contract or a variable life insurance policy issued by First Investors Life. Life Series Fund reserves the right to offer shares of its Funds to other separate accounts of First Investors Life or directly to First Investors Life.


     The investment objectives of each Fund of the Life Series Fund are as follows:

     BLUE CHIP FUND. The investment objective of Blue Chip Fund is to seek high total investment return consistent with the preservation of capital. This goal will be sought by investing, under normal market conditions, primarily in equity securities of "Blue Chip" companies that the Adviser believes have potential earnings growth that is greater than the average company included in the Standard & Poor's 500 Composite Stock Price Index.

     CASH MANAGEMENT FUND. The objective of Cash Management Fund is to seek to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity. The Cash Management Fund will invest in money market obligations, including high quality securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, bank obligations and high grade corporate instruments. An investment in the Fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

     DISCOVERY FUND. The investment objective of Discovery Fund is to seek long-term capital appreciation, without regard to dividend or interest income, through investment in the common stock of companies with small to medium market capitalization that the Adviser considers to be undervalued or less well known in the current marketplace and to have the potential for capital growth.

     GOVERNMENT FUND. The investment objective of Government Fund is to seek to achieve a significant level of current income which is consistent with security and liquidity of principal by investing, under normal market conditions, primarily in obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities (including mortgage-backed securities).

     GROWTH FUND. The investment objective of Growth Fund is to seek long-term capital appreciation. This goal will be sought by investing, under normal market conditions, primarily in common stocks of companies and industries selected for their growth potential.


     HIGH YIELD FUND. The primary objective of High Yield Fund is to seek to earn a high level of current income. The Fund actively seeks to achieve its secondary objective of capital appreciation to the extent consistent with its primary objective. The Fund seeks to attain its objectives primarily through investments in lower-grade, high-yielding, high risk debt securities. Investments in high yield, high risk securities, commonly referred to as "junk bonds," may entail risks that are different or more pronounced than those involved in higher-rated securities. See "Description of

Certain Securities, Other Investment Policies and Risk Factors -- High Yield Securities " in the Life Series Fund's Prospectus.


     INTERNATIONAL SECURITIES FUND. The primary objective of International Securities Fund is to seek long-term capital growth. As a secondary objective, the Fund seeks to earn a reasonable level of current income.
These objectives are sought, under normal market conditions, through investment in common stocks, rights and warrants, preferred stocks, bonds and other debt obligations issued by companies or governments of any nation, subject to certain restrictions with respect to concentration and diversification.

     INVESTMENT GRADE FUND. The investment objective of Investment Grade Fund is to seek a maximum level of income consistent with investment in investment grade debt securities. The Fund seeks to achieve its objective primarily by investing, under normal market conditions, in debt securities of U.S. issuers that are rated in one of the four highest rating categories by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group or, if unrated, are deemed to be of comparable quality by the Adviser.

     TARGET MATURITY 2007 FUND. The investment objective of Target Maturity 2007 Fund is to seek a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity, consistent with the preservation of capital. The Fund will seek its objective by investing, under normal market conditions, in zero coupon securities which are issued by the U.S. Government, its agencies or instrumentalities or created by third parties using securities issued by the U.S. Government, its agencies or instrumentalities.

     TARGET MATURITY 2010 FUND. The investment objective of Target Maturity 2010 Fund is to seek a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity, consistent with the preservation of capital. The Fund will seek its objective by investing, under normal market conditions, in zero coupon securities which are issued by the U.S. Government, its agencies or instrumentalities or created by third parties using securities issued by the U.S. Government, its agencies or instrumentalities.

     UTILITIES INCOME FUND. The primary objective of Utilities Income Fund is to seek high current income. Long-term capital appreciation is a secondary objective. These objectives are sought, under normal market conditions, through investment in equity and debt securities issued by companies primarily engaged in the public utilities industry.


     No offer is made of a Contract funded by the underlying Fund unless a current Life Series Fund Prospectus has been delivered. Each Fund of the Life Series Fund may be referred to as "Fund" or "Series" in the Contracts.



     For more complete information about each of the Funds underlying Separate Account D, including management fees and other expenses, see the Life Series Fund's Prospectus. The Prospectus details each Fund's investment goals, management strategies, investment restrictions, portfolio turnover rate, the market and financial risks of an investment in the Fund's shares, as well as the risk of investing in a fund that sells its shares to other separate accounts, including variable life insurance company separate accounts. Because the Life Series Fund sells its shares to more than one separate account funding variable annuity contracts or variable life insurance policies, the possibility arises that violation of the Federal tax laws by another separate account investing in the Life Series Fund could cause the Contracts funded through Separate Account D to lose their tax-deferred status, unless remedial action were taken. It is important to read the Prospectus carefully before you decide to invest. Additional copies of the Life Series Fund's Prospectus, which is attached hereto, may be obtained by writing to First Investors Life Insurance Company, 95 Wall Street, New York, New York 10005 or by calling (212) 858-8200. There can be no assurance that any of the objectives of the Funds will be achieved.

     ADVISER. First Investors Management Company, Inc. (the "Adviser"), an affiliate of First Investors Life, is the investment adviser of each Fund. The Adviser supervises and manages the investments and operations of each Fund, except for International Securities Fund and Growth Fund. The Adviser is a New York corporation located at 95 Wall Street, New York, NY 10005.

     SUBADVISER. Wellington Management Company, LLP ("WMC" or "Subadviser") has been retained by the Adviser and the Life Series Fund, on behalf of International Securities Fund and Growth Fund, as each of those Funds' investment subadviser. The Adviser has delegated discretionary trading authority to WMC with respect to all the assets of International Securities Fund and Growth Fund, subject to the continuing oversight and supervision of the Adviser and the Life Series Fund's Board of Trustees. As compensation for its services, WMC is paid by the Adviser, and not by either Fund, a fee which is computed daily and paid monthly.


     WMC, located at 75 State Street, Boston, MA 02109, is a Massachusetts limited liability partnership of which Robert W. Doran, Duncan M. McFarland and John R. Ryan are Managing Partners. WMC is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowment funds, foundations and other institutions and individuals. As of January 31, 1998, WMC held investment management authority with respect to approximately $178 billion of assets. Of that amount, WMC acted as investment adviser or subadviser to approximately 93 registered investment companies or series of such companies, with net assets of approximately $117 billion as of December 31, 1997. WMC is not affiliated with the Adviser or any of its affiliates.


     UNDERWRITER. First Investors Life and Separate Account D have entered into an Underwriting Agreement with their affiliate, FIC, 95 Wall Street, New York, New York 10005. First Investors Life has reserved the right in the Underwriting Agreement to sell the Contracts directly. The Contracts are sold by insurance agents licensed to sell variable annuities, who are registered representatives of the Underwriter.


     YEAR 2000. Like other separate accounts, Separate Account D could be adversely affected if the computer and other information processing systems used by First Investors Life, the underlying Funds, the Adviser, Transfer Agent and other service providers are not properly programmed to process date-related information on and after January 1, 2000. Such systems typically have been programmed to use a two-digit number to represent the year for any date. As a result, computer systems could incorrectly misidentify "00" as 1900, rather than 2000, and make mistakes when performing operations. First Investors Life the Funds, the Adviser and Transfer Agent are taking steps that they believe are reasonably designed to address the Year 2000 problem for computer and other systems used by them and are obtaining assurances that comparable steps are being taken by other service providers. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Separate Account D. Nor can the Separate Account D estimate the extent of any impact.

     VOTING RIGHTS. First Investors Life will vote the shares of any Fund held in a corresponding Subaccount or directly, at any Fund shareholders meeting, in accordance with its view of present law. It will vote Fund shares held in any corresponding Subaccount as follows: shares attributable to Contractowners for which it receives instructions, in accordance with the instructions; shares attributable to Contractowners for which it does not receive instructions, in the same proportion that it votes shares held in the Subaccount for which it receives instructions; and shares not attributable to Contractowners, in the same proportion that it votes shares held in the Subaccount that are attributable to Contractowners and for which it receives instructions. It will vote Fund shares held directly in the same proportion that it votes shares held in any corresponding Subaccounts that are attributable to Contractowners and for which it receives instructions, except that where there are no shares held in any Subaccount it will vote its own shares as it deems appropriate. All of the shares of any Fund held by First Investors Life through a Subaccount or directly will be presented at any Fund shareholders meeting for purposes of determining a quorum.

     Prior to the Annuity Commencement Date, the number of Fund shares held in a corresponding Subaccount that is attributable to each Contractowner is determined by dividing the Subaccount's Accumulated Value by the net asset value of one Fund share. After the Annuity Commencement Date, the number of Fund shares held in a corresponding Subaccount that is attributable to each Contractowner is determined by dividing the reserve held in the Subaccount for the variable annuity payment under the Contract by the net asset value of one Fund share. As this reserve fluctuates, the number of votes fluctuates. The number of votes that a Contractowner has the right to cast will be determined as of the record date established by Life Series Fund.

     Voting instructions will be solicited by written communication prior to the date of the meeting at which votes are to be cast. Each Contractowner having a voting interest in a Subaccount will be sent meeting and other materials relating to the corresponding Fund.

     First Investors Life reserves the right to proceed other than as described above, including the right to vote shares of any Fund in its own right, to the extent permitted by law.

                          PURCHASES, CHARGES AND EXPENSES

     PURCHASE PAYMENTS. Purchase payments are used to purchase Accumulation Units of one or more Subaccounts and not shares of the Fund or Funds in which the Subaccount or Subaccounts invest.

     The minimum initial purchase payment is $25,000 for a Deferred Variable Annuity Contract. Additional Payments under a Deferred Variable Annuity Contract in the minimum amount of $200 may be made at any time after the issuance of the Contract.

     Initial purchase payments will be credited to a Contractowner's Account on the Valuation Date they are received by First Investors Life, provided that First Investors Life has received a duly completed application. Additional payments will be credited to a Contractowner's Account on the Valuation Date they are received by First Investors Life. In the event First Investors Life receives an incomplete application, all required information shall be provided not later than five business days following the receipt of such application or the purchase payment will be returned to the applicant at the end of such five-day period.

     Purchase payments will be allocated to the appropriate Subaccount or Subaccounts based upon the next computed value of an Accumulation Unit following receipt by First Investors Life at its Executive Office or other designated office. Accumulation Units are valued at the end of each Valuation Date (i.e., as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time).

     CONTINGENT DEFERRED SALES CHARGE. The Contracts are sold without an initial sales charge, but may be subject to a contingent deferred sales charge ("CDSC") upon a full or partial surrender of the Contract. The CDSC is a percentage of the value of the Accumulation Units surrendered (not to exceed the aggregate amount of the purchase payments made for such Units) and declines, in accordance with the Table below, from 7% to 0% over a seven year period. Purchase payments will be deemed surrendered in the order in which they were received (first-in, first-out) and all surrenders will be first from purchase payments and then from other contract values.

                       CONTINGENT DEFERRED SALES CHARGE TABLE

    Contingent Deferred Sales Charge
       as a Percentage of Purchase                       Length of Time from Purchase
           Payments Surrendered                                Payment in Years
                    7%                                            Less than 1
                    6%                                            1-2
                    5%                                            2-3
                    4%                                            3-4
                    3%                                            4-5
                    2%                                            5-6
                    1%                                            6-7
                    0%                                            More than 7

           No CDSC will be assessed (i) in the event of the death of the Annuitant or the Contractowner, as applicable, (ii) if the contract values are applied to an annuity option provided for under this contract, (iii) for surrenders up to the annual limit of the Withdrawal Privilege, or (iv) for surrenders used to pay Premium taxes. For information concerning the Annuity Options and the Withdrawal Privilege, see "Annuity Options" and "Surrender and Termination (Redemption) During the Accumulation Period."

           MORTALITY AND EXPENSE RISK CHARGES. Although the amount of each variable annuity payment made to an Annuitant will vary in accordance with the investment performance of the Subaccounts, the amount will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. First Investors Life assumes this "mortality risk" by virtue of annuity rates incorporated in the Contracts which cannot be changed.

           The mortality risk assumed by First Investors Life arises from its obligation to continue to make fixed or variable annuity payments, determined in accordance with the annuity tables and other provisions of the Contracts, to each Annuitant regardless of how long that person lives and regardless of how long all payees as a group live. This assures an Annuitant that neither the Annuitant's own longevity nor an improvement in life expectancy generally will have any adverse effect on the variable annuity payments the Annuitant will receive under the Contract, and may reduce the risk that the Annuitant will outlive the funds that the Annuitant has accumulated for retirement. First Investors Life also assumes mortality risk as a result of its guarantee of a minimum payment in the event the Annuitant or the Contractowner named in the original application for the Contract dies prior to the Annuity Commencement Date.

           In addition, First Investors Life assumes the risk that the charges for administrative expenses may not be adequate to cover such expenses and assures that it will not increase the amount charged for administrative expenses. In consideration for its assumption of these mortality and expense risks, First Investors Life deducts an amount equal on an annual basis to 1.25% of the daily Accumulation Unit value of the Subaccounts. Of such charge, approximately 0.85% is for assuming the mortality risk and 0.4% is for assuming the expense risk.

           First Investors Life guarantees that it will not increase the mortality and expense risk charges during the term of any Contract. If the charges are insufficient to cover the actual cost of the mortality and expense risks, the loss will fall on First Investors Life; conversely, if the deductions prove more than sufficient, the excess will be a profit to First Investors Life. Any profits resulting to First Investors Life for over-estimates of the actual costs of the mortality and expense risks can be used by First Investors Life for any business purpose, including the payment of expenses of distributing the Contracts, and will not remain in Separate Account D.

           ADMINISTRATIVE CHARGE. First Investors Life deducts an amount equal on an annual basis to .15% of the daily net asset value of the Subaccounts as an administrative charge. This charge will not be increased during the term of any Contract.

           CONTRACT MAINTENANCE CHARGE. On the last business day of each Contract Year or on the date of surrender of the Contract, if earlier, the Company deducts a $30.00 Contract Maintenance Charge from the Accumulated Value, provided that in no case will this charge exceed 2% of such value. It will be charged against the Accumulated Value by proportionately reducing the number of Accumulation Units held on that date with respect to each active Subaccount of Separate Account D. This charge will not be increased during the term of any Contract.

           OTHER CHARGES. Some states assess Premium taxes which presently range from 0% to 2.35% at the time purchase payments are made; others assess Premium taxes at the time of surrender or when annuity payments begin. First Investors Life currently advances any Premium taxes due at the time purchase payments are made and then deducts Premium taxes from the Accumulated Value of the Contract at the time of surrender, upon death of the Annuitant or when annuity payments begin. First Investors Life, however, reserves the right to deduct Premium taxes when incurred. See "Appendix I" for Premium tax table.


           EXPENSES. The total expenses of Separate Account D for the fiscal year ended December 31, 1997 amounted to $41,042 or 0.59% of average net assets. There are deductions from and expenses paid out of the assets of the Funds that are described in the Prospectus for the Funds.


                             VARIABLE ANNUITY CONTRACTS

           This Prospectus offers individual Deferred Variable Annuity Contracts under which annuity payments will begin on a selected future date. First Investors Life is offering the Contracts in states where it has the authority to issue the Contracts. The individual Deferred Variable Annuity Contracts offered by this Prospectus are designed to provide lifetime annuity payments to Annuitants in accordance with the plan adopted by the Contractowner. The amount of annuity payments will vary with the investment performance of the Subaccounts. The Contracts obligate First Investors Life to make payments for the lifetime of the Annuitant in accordance with the annuity rates contained in the Contract, regardless of actual mortality experience (see "Annuity Period"). Upon the death of the Annuitant under a Contract before the Annuity Commencement Date, First Investors Life will pay a death benefit to the Beneficiary designated by the Contractowner. For a discussion of the amount and manner of payment of this benefit, see "Death of Annuitant."

           All or a portion of the Accumulated Value may be surrendered during the Accumulation Period. For a discussion on withdrawals during the Accumulation Period, see "Surrender and Termination (Redemption) During the Accumulation Period." For Federal income tax consequences of a withdrawal, see "Federal Income Tax Status." The exercise of Contract rights herein described, including the right to make a withdrawal during the Accumulation Period, will be subject to the terms and conditions of any qualified trust or plan under which the Contracts are purchased. This Prospectus contains no information concerning such trust or plan.

           First Investors Life reserves the right to amend the Contracts to meet the requirements of the 1940 Act or other applicable Federal or state laws or regulations.

           Contractowners with any inquiries concerning their account should write to First Investors Life Insurance Company at its Executive Office, 95 Wall Street, New York, New York 10005.

DEFERRED VARIABLE ANNUITIES--ACCUMULATION PERIOD

           CREDITING ACCUMULATION UNITS. During the Accumulation Period, purchase payments on Deferred Variable Annuity Contracts are credited to the Contractowner's Account in the form of Accumulation Units. The number of Accumulation Units credited to a Contractowner for the Subaccounts is determined by dividing the purchase payment by the value of an Accumulation Unit for the Subaccount based upon the next computed value of an Accumulation Unit following receipt of the purchase payment by First Investors Life at its Executive Office or other designated office. The value of the Contractowner's Individual Account varies with the value of the assets of the Subaccounts. The investment performance of the Subaccounts, expenses and deduction of certain charges affect the value of an Accumulation Unit. There is no assurance that the value of a Contractowner's Individual Account will equal or exceed purchase payments. The value of a Contractowner's Individual Account for a Valuation Period can be determined by multiplying the total number of Accumulation Units credited to the account for the Subaccount by the value of an Accumulation Unit for the Subaccount for the Valuation Period.

ANNUITY PERIOD

           COMMENCEMENT DATE. Annuity payments will begin on the Annuity Commencement Date selected by the Contractowner. Not later than 30 days prior to the Annuity Commencement Date, the Contractowner may elect in writing to advance or defer the Annuity Commencement Date. The Annuity Commencement Date may not be deferred beyond the Contract anniversary date following the Annuitant's 90th birthday. If no other date is elected, annuity payments will commence on the Contract anniversary date following the Annuitant's 90th birthday.

           If the Net Accumulated Value on the Annuity Commencement Date is less than $2,000, First Investors Life may pay such value in one sum in lieu of annuity payments. If the Net Accumulated

Value is not less than $2,000 but the variable annuity payments provided for would be or become less than $20, First Investors Life may change the frequency of annuity payments to such intervals as will result in payments of at least $20.

           ASSUMED INVESTMENT RATE. A 3.5% assumed investment rate is built into the Annuity Tables in the Contract. This is based on First Investors Life's opinion that it is the average result to be expected from a diversified portfolio of common stocks during a relatively stable economy. A higher assumption would mean a higher initial payment but more slowly rising and more rapidly falling subsequent variable annuity payments. A lower assumption would have the opposite effect. If the actual net investment rate of the respective Subaccount is at the annual rate of 3.5%, the variable annuity payments will be level. A fixed annuity is an annuity with annuity payments which remain fixed as to dollar amount throughout the payment period and is based on an assumed interest rate of 3.5% per year built into the Annuity Tables in the Contract.

           ANNUITY OPTIONS. The Contractowner may, at any time at least 30 days prior to the Annuity Commencement Date upon written notice to First Investors Life at its Executive Office or other designated office, elect to have payments made under any one of the Annuity Options provided in the Contract. If no election is in effect on the Annuity Commencement Date, annuity payments will be made on a variable basis only under Annuity Option 3 below, Life Annuity with 120 Monthly Payments Guaranteed, which is the Basic Annuity.


           The material factors that determine the level of annuity benefits are (i) the value of a Contractowner's Individual Account determined in the manner described in this Prospectus before the Annuity Commencement Date, (ii) the Annuity Option selected by the Contractowner, (iii) the frequency and duration of annuity payments, (iv) the sex and adjusted age of the Annuitant and any Joint Annuitant at the Annuity Commencement Date and,
(v) in the case of a variable annuity, the investment performance of the Subaccounts selected.


           On the Annuity Commencement Date, First Investors Life shall apply the Accumulated Value, reduced by any applicable Premium taxes not previously deducted, to provide the Basic Annuity or, if an Annuity Option has been elected, to provide one of the Annuity Options described below.

           The Contracts provide for the six Annuity Options described below:

           Option 1 - LIFE ANNUITY - An annuity payable monthly during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant. If this Option is elected, annuity payments terminate automatically and immediately on the death of the Annuitant without regard to the number or total amount of payments received.

           Option 2a - JOINT AND SURVIVOR LIFE ANNUITY - An annuity payable monthly during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor, ceasing with the last payment due prior to the death of the survivor.

           Option 2b - JOINT AND TWO-THIRDS TO SURVIVOR LIFE ANNUITY - An annuity payable monthly during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor at an amount equal to two-thirds of the joint annuity payment, ceasing with the last payment due prior to the death of the survivor.

           Option 2c - JOINT AND ONE-HALF TO SURVIVOR LIFE ANNUITY - An annuity payable monthly during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor at an amount equal to one-half of the joint annuity payment, ceasing with the last payment due prior to the death of the survivor.

           Under Annuity Options 2a, 2b and 2c, annuity payments terminate automatically and immediately on the deaths of both the Annuitant and the Joint Annuitant without regard to the number or total amount of payments received.

           Option 3 - LIFE ANNUITY WITH 60, 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the Annuitant, with the guarantee that if, at his or her death, payments have been made for less than 60, 120 or 240 monthly periods, as elected, any guaranteed annuity payments will be continued during the remainder at the selected period to the Beneficiary.

           Option 4 - UNIT REFUND LIFE ANNUITY - An annuity payable monthly during the lifetime of the Annuitant, terminating with the last payment due prior to the death of the Annuitant. An additional annuity payment will be made to the Beneficiary equal to the Annuity Unit Value of the Subaccount or Subaccounts as of the date that notice of death in writing is received by First Investors Life at its Executive Office or other designated office, multiplied by the excess, if any, of (a) over (b) where (a) is the Net Accumulated Value allocated to each Subaccount and applied under the option at the Annuity Commencement Date, divided by the corresponding Annuity Unit Value as of the Annuity Commencement Date, and (b) is the product of the number of Annuity Units applicable under the Subaccount represented by each annuity payment and the number of annuity payments made. (For an illustration of this calculation, see Appendix II, Example A, in the Statement of Additional Information.)

           ALLOCATION OF ANNUITY. The Contractowner may elect to have the Net Accumulated Value applied at the Annuity Commencement Date to provide a Fixed Annuity, a Variable Annuity, or any combination thereof. After the Annuity Commencement Date, no transfers or redemptions are allowed. Such elections must be made in writing to First Investors Life at its Executive Office or other designated office, at least 30 days prior to the Annuity Commencement Date. In the absence of an election, annuity payments will be made on a variable basis only under Annuity Option 3 above, Life Annuity with 120 Monthly Payments Guaranteed, which is the Basic Annuity.

DEATH OF ANNUITANT

           If the Annuitant dies prior to the Annuity Commencement Date, First Investors Life will pay a Death Benefit to the Beneficiary designated by the Contractowner upon receipt of a death certificate or similar proof of the death of the Annuitant ("Due Proof of Death") and notification of the Beneficiary's election to receive payment in either the form of a single sum settlement or an annuity option ("Notification"). The value of the Death Benefit will be determined as of the next computed value of the Accumulation Units following receipt of Due Proof of Death and Notification by First Investors Life at its Executive Office or other designated office.

           If payment of the Death Benefit under one of the Annuity Options was not elected by the Contractowner prior to the Annuitant's death, the Beneficiary may elect to have the Death Benefit paid in a single sum or applied to provide an annuity under one of the Annuity Options or as otherwise permitted by First Investors Life. If a single sum settlement is requested, the amount of the Death Benefit will be paid within seven days of receipt of Due Proof of Death and Notification.

In the event that only Due Proof of Death or Notification is received, the Death Benefit will remain invested in the Separate Account in accordance with the original investment choices of the Contractowner until both pieces of information are received by First Investors Life at its Executive Office or other designated office. If an Annuity Option is elected, the Beneficiary will have up to ninety days commencing with the date of receipt of Due Proof of Death and Notification in which to select from among the available options. During the ninety-day period, the Death Benefit will remain invested in the Separate Account in accordance with the original investment choices of the Contractowner. If such a selection is not made by the end of the ninety-day period, a single sum settlement will be made to the Beneficiary. If any Annuity Option is selected, the Annuity Commencement Date shall be the date specified in the election but no later than ninety days after receipt by First Investors Life of Due Proof of Death and Notification.

    The amount of the Death Benefit payable upon the death of the Annuitant will be the greatest of (1) the Accumulated Value on the date of receipt of Due Proof of Death and Notification at the Executive Office of First Investors Life or other designated office, (2) the Accumulated Value on the preceding Specified Contract Anniversary, increased by any additional purchase payments and decreased by any partial surrenders since that anniversary, or (3) the sum of all purchase payments made under the Contract, decreased by any partial surrenders. The Specified Contract Anniversary is every seventh contract anniversary (i.e., 7th, 14th, 21st, etc.).

    On receipt of Due Proof of Death of the Annuitant after Annuity Payments have begun under an Annuity Option, if any payments remain under the Option they will be paid to the Beneficiary as provided by the Option.

    Unless otherwise provided in the Beneficiary designation, if no Beneficiary survives the Annuitant, the proceeds will be paid in one sum to the Contractowner, if living; otherwise, to the Contractowner's estate.

SURRENDER AND TERMINATION (REDEMPTION) DURING THE ACCUMULATION PERIOD

    A Contractowner may elect, at any time before the earlier of the Annuity Commencement Date or the death of the Annuitant, to surrender the Contract for all or any part of the Contractowner's Individual Account. In the case of a partial surrender, the amount remaining after the surrender must be at least equal to First Investors Life's minimum amount rule then in effect (currently $5,000). In the event of the termination of the Contract, First Investors Life will, upon due surrender of the Contract at the Executive Office of First Investors Life or other designated office, pay to the Contractowner the Accumulated Value of the Contract less (1) any applicable CDSC, (2) the Contract Maintenance Charge and (3) any applicable Premium taxes not previously deducted. For a more detailed discussion of these charges see "Purchases, Charges and Expenses." However, on a non-cumulative basis, the Contractowner may make partial surrenders during any Contract Year up to the annual Withdrawal Privilege Amount of 10% of Purchase Payments and not incur CDSC on this amount. Amounts surrendered pursuant to this Withdrawal Privilege will be deemed to be from Accumulated Values other than Purchase Payments.

    Any amount requested as a partial surrender shall be deducted from the Subaccount resulting in a corresponding reduction in the number of Accumulation Units credited to the Contractowner in the Subaccount. For any partial or full surrender, the deduction will be based upon the next computed value of an Accumulation Unit following receipt of a written request by First Investors Life at its Executive Office or other designated office. First Investors Life may defer any such payment for a period of not more than seven days. However, First Investors Life may postpone such payment during any period when (a) trading on the NYSE is restricted as determined by the Commission or the NYSE is closed for other than weekends and holidays, (b) the Commission has by order permitted such suspension or (c) any emergency, as defined by the rules of the Commission, exists during which time the sale of portfolio securities or calculation of securities is not reasonably practicable. For information as to Federal tax consequences resulting from surrenders, see "Federal Income Tax Status." For information as to State Premium tax consequences, see "Other Charge" and "Appendix I."

    ANNUITY COMMENCEMENT DATE EXCHANGE PRIVILEGE. If this Contract is liquidated during the one-year period preceding its Annuity Commencement Date, the proceeds can be used to purchase Class A shares of First Investors mutual funds without incurring a sales charge.

    DEATH OF CONTRACTOWNER

    If the Contractowner dies before the entire interest in the Contract has been distributed, the value of the Contract must be distributed to the Beneficiary as provided below so that the Contract qualifies as an annuity under Section 72(s) of the Internal Revenue Code of 1986, as amended (the "Code"). If the Contractowner who dies is the one named in the original application for the Contract, the entire interest of that Contractowner in the Contract will be the same as if the Contractowner had been the Annuitant; if the Contractowner who dies is not the one named in the original application for the Contract, the entire interest of that Contractowner shall be the Accumulated Value of the Contract.

    If the death of the Contractowner occurs on or after the Annuity Commencement Date, the entire interest in the Contract will be distributed at least as rapidly as under the Annuity Option in effect on the date of death.


    If the death of the Contractowner occurs prior to the Annuity Commencement Date, the entire interest in the Contract will be (1) distributed to the Beneficiary within five years, or (2) distributed to the Beneficiary, beginning within one year of death, under an Annuity Option which provides that annuity payments will be made over a period not longer than the life or life expectancy of the Beneficiary. If the Contract is payable to (or for the benefit of) the Contractowner's surviving spouse, no distributions will be required and the Contract may be continued with the surviving spouse as the new Contractowner. If the Contractowner is also the Annuitant, such spouse shall have the right to become the Annuitant under the Contract. Likewise, if the Annuitant dies and the Contractowner is not a natural person, the Annuitant's surviving spouse shall have the right to become the Contractowner and the Annuitant.


TEN-DAY REVOCATION RIGHT


    A Contractowner may, within ten days from the date the Contract is delivered to the Contractowner (or longer as required by applicable state law), elect to cancel the Contract. First Investors Life will, upon surrender of the Contract, together with a written request for cancellation, at the Executive Office of First Investors Life or other designated office, pay to the Contractowner an amount equal to the sum of (1) the difference between the purchase payment(s) made under the Contract and the amount allocated to Separate Account D under the Contract and (2) the Accumulated Value of the Contract on the date of surrender. The amount refunded to Contractowners may be more or less than their initial purchase payment depending on the investment results of the designated Subaccount(s). In those states where a full refund of premiums is required if the Contractowner elects to exercise to cancel the Contract under the ten-day revocation right, such Contractowner shall be entitled to a full refund of premiums paid upon such cancellation.


                             FEDERAL INCOME TAX STATUS

    The Contracts are designed for use by individuals who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes. The Contracts may be purchased on a nonqualified basis or through the following retirement plans qualified for special tax treatment under the Code (1) individual retirement accounts and (2) qualified corporate employee pension and profit-sharing plans.

    In general, a Contract acquired by a person who is not an individual will be treated as one which is not an annuity to the extent of contributions made after February 28, 1986, and any income credited to a Contractowner's Individual Account will accordingly be includable in the Contractowner's gross income on a current basis in accordance with that person's method of accounting. The preceding sentence will not apply to any annuity contract that is (i) acquired by a decedent's estate by reason of the decedent's death, (ii) held under a qualified pension, profit-sharing or stock bonus plan described under Section 401(a) of the Code or an employee annuity program described under Section 403(a) of the Code (or that is purchased by an employer upon the termination of such plan or program and that is held by the employer until all amounts under a Contract are distributed to the employee for whom the Contract was purchased or the employee's beneficiary),
(iii) held under an individual retirement plan or an employee annuity program described under Section 403(b) of the Code, or (iv) an immediate annuity (as defined in Section 72(u)(4) of the Code).

    The ultimate effect of Federal income taxes on Accumulated Values, on annuity payments and on the economic benefit to the Contractowner, Annuitant or Beneficiary depends on the tax status of both First Investors Life and the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon First Investors Life's understanding of Federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current Federal income tax laws or the current interpretations of the Internal Revenue Service. Prospective Contractowners should consult their tax advisors as to the tax consequences of purchasing Contracts.

    First Investors Life is taxed as a life insurance company under the Code. Since Separate Account D is not a separate entity from First Investors Life and its operation forms part of First Investors Life, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Under existing Federal income tax law, investment income of the Subaccounts of Separate Account D, to the extent that it is applied (after taking into account the mortality risk and expense risk charges) to increase reserves under the Contract, is not taxed and may be compounded through reinvestment without additional tax to First Investors Life to the extent income is so applied. Thus, the Funds may realize net investment income and pay dividends and the Subaccounts of Separate Account D may receive and reinvest them on behalf of Contractowners, all without Federal income tax consequences for Separate Account D or the Contractowner.


    Under current interpretations of the Code, the Contractowner is not subject to income tax on increases in the value of the Contractowner's Individual Account until payments are received by the Contractowner under the Contract. Annuity payments received after the Annuity Commencement Date will be taxed to the Contractowner as ordinary income in accordance with Section 72 of the Code. However, that portion of each payment which represents the Contractowner's investment in the Contract, which is ordinarily the amount of purchase payments made under the Contract with certain adjustments, will be excluded from gross income. The investment in the Contract is divided by the Contractowner's life expectancy or other period for which annuity payments are expected to be made, in the case of variable annuity payments, and by the expected return, in the case of fixed annuity payments, to determine the annual exclusion. Annuity payments received each year in excess of this annual exclusion, and all payments after the investment in the Contract has been reduced to zero, are taxable as ordinary income as provided in Section 72 of the Code. The investment in the Contract is an amount equal to total purchase payments less any previous distributions from the Contract that were not included in gross income.


    In order that the Contracts be treated as annuities for Federal income tax purposes, other than Contracts issued in connection with retirement plans that are qualified under the Code, Separate Account D must satisfy certain diversification requirements that are generally applicable to variable annuity contract segregated asset accounts under Subchapter L of the Code. Ownership by the Subaccounts of shares of the Funds will not fail the diversification requirements provided that each Fund is taxed as a regulated investment company under Subchapter M of the Code, and that each Fund meets such diversification requirements, and all shares of the Funds are owned only by the Subaccounts (and similar accounts of First Investors Life or other insurance companies), and access to the Funds is available exclusively through the purchase of Contracts (and additional variable annuity or life insurance products of First Investors Life or other insurance companies). Fund shares also may be held by the Adviser provided such shares are being held in connection with the creation or management of the Fund and the Adviser does not intend to sell any Fund shares it owns to the general public. It is expected that the Adviser will cause the assets of the Funds to be invested in a manner that complies with the asset diversification requirements.


    The Treasury Department has indicated that the diversification regulations do not provide guidance as to any circumstances in which a Contractowner's control over allocation of account value among underlying investments may cause an owner to be treated as the owner of the separate account assets. Such treatment would result in current taxation of the owner on increases in the account value. We reserve the right to amend the Contracts in any way necessary to avoid such result. As of the date of this prospectus, no regulation or ruling has been issued on the subject, although the Treasury Department has informally indicated that a regulation or ruling could limit the number of underlying funds or the frequency of transfers among those funds. Such regulation or ruling may apply only prospectively, although retroactive effect is possible if the regulation or ruling is considered not to embody a new position.


    With respect to withdrawals before the start of annuity payments, the Code currently provides that: (i) withdrawals from an annuity contract are taxable as ordinary income in the year of receipt to the extent that the Contract's Accumulated Value exceeds the investment in the Contract, (ii) a loan under, or an assignment or pledge of an annuity contract is treated as a distribution, and (iii) a 10 percent penalty will be assessed, subject to certain exceptions, on the taxable portion of withdrawals made prior to the taxpayer's attainment of age 59 1/2.

    In determining the amount of any distribution that is includable in gross income, all annuity contracts issued by the same company to the same Contractowner during any calendar year will be treated as one annuity contract. Contractowners should consult their tax advisors before purchasing more than one Contract during any calendar year.

    Under the Code, income tax must generally be withheld from all "designated distributions." A designated distribution includes the taxable portion of any distribution or payment from an annuity. A partial surrender of an annuity contract is considered a distribution subject to withholding.

    The amount of withholding depends on the type of payment: "periodic" or "non-periodic." For a periodic payment (E.G., an annuity payment), unless the recipient files an appropriate withholding certificate, the tax withheld from the taxable portion of the payment is based on a payroll withholding schedule which assumes a married recipient claiming three withholding exemptions. For a non-periodic payment distribution (E.G., a partial surrender of an annuity contract), the tax withheld will generally be 10 percent of the taxable portion of the payment.

    A recipient may elect not to have the withholding rules apply. For periodic payments, an election is effective for the calendar year for which it is made and for each necessary year until amended or modified. For non-periodic distributions, an election is effective only for the distribution for which it is made. Payors must notify recipients of their right to elect not to have taxes withheld.

    Insurers are required to report all designated distribution payments to the Internal Revenue Service.

    With respect to the Contracts issued in connection with retirement or deferred compensation plans which do not meet the requirements applicable to tax qualified plans, the tax status of the Annuitant is determined by the provisions of the plan. In general, the Annuitant is not taxed until the Annuitant receives annuity payments. The rules for taxation of payments under non-qualified plans are, in general, similar to those for taxation of payments under a qualified plan; however, the special income averaging treatment available for certain lump sum payments under qualified plans is not available for similar payments under nonqualified plans.

    The Contracts may be purchased in connection with the following types of tax-favored retirement plans: (1) individual retirement annuities and (2) pension and profit-sharing plans of corporations qualified under Section 401(a) or employee annuity programs described in Section 403(a) of the Code. The tax rules applicable to these plans, including restrictions on contributions and benefits, taxation of distribution and any tax penalties, vary according to the type of plan and its terms and conditions. Participants under such plans, as well as Contractowners, Annuitants and Beneficiaries, should be aware that the rights of any person to any benefits under such plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contracts. Purchasers of Contracts for use with any qualified plan, as well as plan participants and Beneficiaries, should consult counsel and other competent advisors as to the suitability of the Contracts to their special needs, and as to applicable Code limitations and tax consequences.

    It should be noted that the laws and regulations with respect to the foregoing tax matters are subject to change at any time by Congress and the Treasury Department, respectively, and that the interpretations of such laws and regulations now in effect are subject to change by judicial decision or by the Treasury Department.

                              PERFORMANCE INFORMATION


 From time to time, Separate Account D may advertise several types of performance information for the Subaccounts. Each Subaccount (other than the Cash Management Subaccount) may advertise "average annual total return" and "total return". The High Yield Subaccount, Investment Grade Subaccount and Government Subaccount may also advertise "yield." The Cash Management Subaccount may advertise "yield" and "effective yield." Each of these figures is based upon historical results and is not intended to indicate future performance.



 The "total return" of a Subaccount is the total change in value of an investment in the Subaccount over a period of time, expressed as a percentage. "Average annual total return" is the rate of return that would produce that change in value over the specified period, if compounded annually. Average annual total return figures may reflect the effect of the CDSC (pursuant to a standardized formula prescribed by the Commission), or may not reflect the effect of the CDSC (non-standardized performance information). Total return figures may also be advertised on the same basis as average annual total return figures (with or without showing the effect of the CDSC). Quotations of return not reflecting the CDSC will be greater than those reflecting the CDSC.



 The "yield" of a Subaccount refers to the income generated by an investment in the Subaccount over a period of time excluding realized and unrealized capital gains and losses in the corresponding Fund's investments. This income is then "annualized" and shown as a percentage of the investment. The "effective yield" of the Cash Management Subaccount is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The Cash Management Subaccount's effective yield will be slightly higher than its yield due to the compounding effect of this assumed reinvestment.



 Neither the total return nor the yield figures reflect deductions for premium taxes, since most states do not impose such taxes.



 For further information on performance calculations, see "Performance Information" in the Statement of Additional Information.


                                FINANCIAL STATEMENTS


 The financial statements for First Investors Life and the accompanying
Report of Independent Certified Public Accountants are included in the Statement of Additional Information, dated April 30, 1998. The financial statements for the Separate Account D and the accompanying Report of Independent Certified Public Accountants are also included in the Statement of Additional Information, dated April 30, 1998. The Statement of Additional Information is available at no charge upon request to First Investors Life at the address or telephone number indicated on the coverpage of this Prospectus.

                                 TABLE OF CONTENTS
                           OF THE STATEMENT OF ADDITIONAL
                                    INFORMATION

    Item Page                                                        Page
    ---------                                                        ----
  General Description.................................................. 2
  Services............................................................. 2
  Annuity Payments..................................................... 3
  Other Information.................................................... 4
  Performance Information.............................................. 5
  Relevance of Financial Statements.................................... 9
  Appendices...........................................................10
  Financial Statements.................................................15


                                     APPENDIX I

                               STATE AND LOCAL TAXES*

Alabama.......................--       Mississippi...................--
Alaska........................--       Missouri......................--
Arizona.......................--       Nebraska......................--
Arkansas......................--       New Jersey....................--
California....................2.35%    New Mexico....................--
Colorado......................--       New York......................--
Connecticut...................--       North Carolina................--
Delaware......................--       Ohio..........................--
District of Columbia..........2.25%    Oklahoma......................--
Florida.......................1.00%    Oregon........................--
Georgia.......................--       Pennsylvania..................--
Illinois......................--       Rhode Island..................--
Indiana.......................--       South Carolina................--
Iowa..........................--       Tennessee.....................--
Kentucky......................2.00%    Texas.........................--
Louisiana.....................--       Utah..........................--
Maryland......................--       Virginia......................--
Massachusetts.................--       Washington....................--
Michigan......................--       West Virginia.................1.00%
Minnesota.....................--       Wisconsin.....................--
                                       Wyoming.......................1.00%


Note: The foregoing rates are subject to amendment by legislation and the applicability of the stated rates may be subject to administrative interpretation.

*  Includes local annuity Premium taxation.

First Investors Life
Variable Annuity
Fund D
-----------------------------
First Investors
Life Series Fund
-----------------------------
Blue Chip Fund
Cash Management Fund
Discovery Fund
Government Fund
Growth Fund
High Yield Fund
International Securities Fund
Investment Grade Fund
Target Maturity 2007 Fund
Target Maturity 2010 Fund
Utilities Income Fund
-----------------------------
Prospectuses
-----------------------------
April 30, 1998


First Investors Logo

Logo is described as follows: the arabic numeral one separated into seven vertical segments followed by the words "First Investors."

Verticle line from top to bottom in center of page about 1/2 inch in thickness

The following language appears to the left of the above language in the printed piece:

The words "BULK RATE U.S. POSTAGE PAID PERMIT NO. 7379" in a box to the right of a circle containing the words "MAILED FROM ZIP CODE 11201" appears on the righthand side.

The following language appears on the lefthand side.

FIRST INVESTORS LIFE SERIES FUND
95 WALL STREET
NEW YORK, NY 10005

First Investors Logo (as described above)

A MEMBER OF THE FIRST INVESTORS FINANCIAL NETWORK

LIFE078

                     FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D

                        INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                                      OFFERED BY

                        FIRST INVESTORS LIFE INSURANCE COMPANY

               STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 1998


     This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus for First Investors Life Variable Annuity Fund D, dated April 30, 1998, which may be obtained at no cost by writing to First Investors Life Insurance Company, 95 Wall Street, New York, New York 10005, or by telephoning (212) 858-8200.





                                  TABLE OF CONTENTS


                                                                    PAGE
General Description. . . . . . . . . . . . . . . . . . . . . . .      2
Services . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2
Annuity Payments . . . . . . . . . . . . . . . . . . . . . . . .      3
Other Information. . . . . . . . . . . . . . . . . . . . . . . .      4
Performance Information. . . . . . . . . . . . . . . . . . . . .      5
Relevance of Financial Statements. . . . . . . . . . . . . . . .      9
Appendices . . . . . . . . . . . . . . . . . . . . . . . . . . .     10
Financial Statements . . . . . . . . . . . . . . . . . . . . . .     15

                                 GENERAL DESCRIPTION

     FIRST INVESTORS LIFE INSURANCE COMPANY. First Investors Life Insurance Company, 95 Wall Street, New York, New York 10005 ("First Investors Life"), a stock life insurance company incorporated under the laws of the State of New York in 1962, writes life insurance, annuities and accident and health insurance. First Investors Consolidated Corporation ("FICC"), a holding company, owns all of the voting common stock of First Investors Management Company, Inc. ("FIMCO" or "Adviser") and all of the outstanding stock of First Investors Life, First Investors Corporation ("FIC" or "Underwriter") and Administrative Data Management Corp., the transfer agent for First Investors Life Series Fund ("Life Series Fund"). Mr. Glenn O. Head, Chairman of FICC, controls FICC and, therefore, controls the Adviser and First Investors Life.

     SEPARATE ACCOUNT D. First Investors Life Variable Annuity Fund D ("Separate Account D") was established on April 8, 1997 under the provisions of the New York Insurance Law. The assets of Separate Account D are segregated from the assets of First Investors Life, and that portion of such assets having a value equal to, or approximately equal to, the reserves and contract liabilities under the Contracts are not chargeable with liabilities arising out of any other business of First Investors Life. Separate Account D is registered with the Securities and Exchange Commission ("Commission") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), but such registration does not involve any supervision by the Commission of the management or investment practices or policies of Separate Account D.

     The assets of each Subaccount of Separate Account D are invested at net asset value in shares of the corresponding series (each a "Fund" and collectively "Funds") of Life Series Fund. For example, the Blue Chip Subaccount invests in the Blue Chip Fund, the Government Subaccount invests in the Government Fund, and so on. The Life Series Fund's Prospectus describes the risks attendant to an investment in each Fund of Life Series Fund. The eleven Funds of Life Series Fund may be referred to as: First Investors Life Blue Chip Fund, First Investors Life Cash Management Fund, First Investors Life Discovery Fund, First Investors Life Government Fund, First Investors Life Growth Fund, First Investors Life High Yield Fund, First Investors Life International Securities Fund, First Investors Life Investment Grade Fund, First Investors Life Target Maturity 2007 Fund, First Investors Life Target Maturity 2010 Fund and First Investors Life Utilities Income Fund.

                                       SERVICES

     CUSTODIAN. First Investors Life, subject to applicable laws and regulations, is the custodian of the securities of the Subaccounts of Separate Account D.

     INDEPENDENT PUBLIC ACCOUNTANTS. Tait, Weller & Baker, Two Penn Center Plaza, Philadelphia, PA 19102, independent certified public accountants, has been selected as the independent accountants for Separate Account D. First Investors Life pays Tait, Weller & Baker a fee for serving as the independent accountants for Separate Account D which is set by the Audit Committee of the Board of Directors of First Investors Life.


     UNDERWRITER. First Investors Life and Separate Account D have entered into an Underwriting Agreement with FIC. FIC, an affiliate of First Investors Life, and of the Adviser, has its principal business address at 95 Wall Street, New York, New York 10005. For the fiscal year ended December 31, 1997, FIC received fees of $766,531 in connection with the distribution of the Contracts in a continuous offering.


     The Contracts are sold by insurance agents licensed to sell variable annuities, who are registered representatives of the Underwriter.

                                   ANNUITY PAYMENTS

     VALUE OF AN ACCUMULATION UNIT. For each Subaccount of Separate Account D, the value of an Accumulation Unit was arbitrarily initially set at $10.00.
 The value of an Accumulation Unit for any subsequent Valuation Period is determined by multiplying the value of an Accumulation Unit for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Accumulation Unit Value is being calculated (see Appendix I, Example B). The investment performance of each Fund, expenses and deductions of certain charges affect the Accumulation Unit Value. The value of an Accumulation Unit for the Subaccounts may increase or decrease from Valuation Period to Valuation Period.

     NET INVESTMENT FACTOR. The Net Investment Factor for each Subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting
(c) from the result, where:

(a)  is the net result of:

     (1) the net asset value per share of the applicable Fund determined at the end of the current Valuation Period, plus

     (2) the per share amount of any dividend or capital gains distributions made by the applicable Fund if the "ex-dividend" date occurs during the current Valuation Period.

(b) is the net asset value per share of the applicable Fund determined as of the end of the immediately preceding Valuation Period.

(c) is a factor representing the charges deducted for mortality and expense risks and administration. Such factor is equal on an annual basis to 1.40% of the daily net asset value of the applicable Subaccount. This percentage represents approximately a 0.85% charge for the mortality risk assumed, a 0.4% charge for the expense risk assumed, and a 0.15% charge for administration.

     The Net Investment Factor may be greater or less than one, and therefore, the value of an Accumulation Unit for any Subaccount may increase or decrease. (For an illustration of this calculation, see Appendix I, Example A.)

     VALUE OF AN ANNUITY UNIT. For each Subaccount of Separate Account D, the value of an Annuity Unit was arbitrarily initially set at $10.00. The value of an Annuity Unit for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to offset the effect of an investment earnings rate of 3.5% per annum, which is assumed in the Annuity Tables contained in the Contract. (For an illustration of this calculation, see Appendix III, Example A.)

     AMOUNT OF ANNUITY PAYMENTS. When annuity payments are to commence, the Accumulated Value to be applied to a variable annuity option will be determined by multiplying the value of an Accumulation Unit for the Valuation Date on or immediately preceding the seventh day before the Annuity Commencement Date by the number of Accumulation Units owned. This seven day period is used to permit calculation of amounts of annuity payments and mailing of checks in advance of the due date. At that time, any applicable Premium taxes not previously deducted will be deducted from the Accumulated Value to determine the Net Accumulated Value. The resultant value is then applied to the Annuity Tables set forth in the Contract to determine the amount of the first monthly annuity payment. The Contract contains Annuity Tables setting forth the amount of the first monthly installment for each $1,000 of Accumulated Value applied. These Annuity Tables vary according to the Annuity Option selected by the Contractowner and according to the sex and adjusted age of the

Annuitant and any Joint Annuitant at the Annuity Commencement Date. The Contract contains a formula for determining the adjusted age, and the Annuity Tables are determined from the Progressive Annuity Table with interest at 3.5% per year and assumes births prior to 1900, adjusted by a setback of four years of age for persons born 1900 and later and an additional setback of one year of age for each completed five years by which the year of birth is later than 1900. Annuity Tables used by other insurers may provide greater or less benefits to the Annuitant.

     The dollar amount of the first monthly Variable Payment, based on the Subaccount determined as above, is divided by the value of an Annuity Unit for the Subaccount for the Valuation Date on or immediately preceding the seventh day before the Annuity Commencement Date to establish the number of Annuity Units representing each monthly payment under the Subaccount. This seven day period is used to permit calculation of amounts of annuity payments and mailing of checks in advance of the due date. This number of Annuity Units remains fixed for all variable annuity payments. The dollar amount of the second and subsequent variable annuity payments is determined by multiplying the fixed number of Annuity Units for the Subaccount by the applicable value of an Annuity Unit Value for the Valuation Date on or immediately preceding the seventh day before the due date of the payment. The value of an Annuity Unit will vary with the investment performance of the corresponding Fund, and, therefore, the dollar amount of the second and subsequent variable annuity payments may change from month to month. (For an illustration of the calculation of the first and subsequent Variable Payments, see Appendix III, Examples B, C and D.)

     A fixed annuity is an annuity with annuity payments which remain fixed as to dollar amount throughout the payment period and is based on an assumed interest rate of 3.5% per year built into the Annuity Tables in the Contract.


                                  OTHER INFORMATION

     TIME OF PAYMENTS. All payments due under the Contracts will ordinarily be made within seven days of the payment due date or within seven days after the date of receipt of a request for partial surrender or termination. However, First Investors Life reserves the right to suspend or postpone the date of any payment due under the Contracts (1) for any period during which the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings) or during which trading on the NYSE, as determined by the Commission, is restricted; (2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held by the Fund are not reasonably practical or it is not reasonably practical to determine the value of the Fund's net assets; or (3) for such other periods as the Commission may by order permit for the protection of security holders or as may be permitted under the 1940 Act.

     REPORTS TO CONTRACTOWNERS. First Investors Life will mail to each Contractowner, at the last known address of record at the Home Office of First Investors Life, at least annually, a report containing such information as may be required by any applicable law or regulation and a statement of the Accumulation Units credited to the Contract for each Subaccount and the Accumulation Unit Values. In addition, latest available reports of Life Series Fund will be mailed to each Contractowner.


     ASSIGNMENT. Any amounts payable under the Contracts may not be commuted, alienated, assigned or otherwise encumbered before they are due. To the extent permitted by law, no such payments shall be subject in any way to any legal process to subject them to payment of any claims against any Annuitant, Joint Annuitant or Beneficiary. The Contracts may be assigned. No assignment of a Contract shall be binding on First Investors Life unless such assignment is in writing and is filed with First Investors Life at its Home Office

                               PERFORMANCE INFORMATION

     Separate Account D may advertise the performance of the Subaccounts in various ways.

     The yield for a Subaccount (other than the Cash Management Subaccount) is presented for a specified thirty-day period (the "base period"). Yield is based on the amount determined by (i) calculating the aggregate amount of net investment income earned by the Subaccount during the base period less expenses accrued for that period (net of reimbursement), and (ii) dividing that amount by the product of (A) the average daily number of Accumulation Units of the Subaccount outstanding during the base period and (B) the net asset value per Accumulation Unit on the last day of the base period. The result is annualized by compounding on a semi-annual basis to determine the Subaccount's yield. For this calculation, interest earned on debt obligations held by the underlying Fund is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values (or, in the case of receivables-backed securities such as GNMA's, based on cost). Dividends on equity securities are accrued daily at their estimated stated dividend rates.

     For a Subaccount, other than the Cash Management Subaccount, the Subaccount's "average annual total return" ("T") is an average annual compounded rate of return. The calculation produces an average annual total return for the number of years measured. It is the rate of return based on factors which include a hypothetical initial investment of $1,000 ("P" in the formula below) over a number of years ("n") with an Ending Redeemable Value ("ERV") of that investment, according to the following formula:

          T=[(ERV/P)1/n]-1

     The "total return" uses the same factors, but does not average the rate of return on an annual basis. Total return is determined as follows:

          [ERV-P]/P  = TOTAL RETURN


     In providing such performance data, each Subaccount, other than the Cash Management Subaccount, will assume the payment of the applicable CDSC imposed on a surrender of purchase payments for the applicable period, the payment of applicable Mortality and Expense Risk and administrative charges of 1.40% ("P"), and the payment of the $30 annual contract maintenance charge. Each Subaccount, other than the Cash Management Subaccount, will assume that during the period covered all dividends and capital gain distributions are paid at net asset value per Accumulation Unit, and that the investment is redeemed at the end of the period.


     Average annual total return and total return computed at the public offering price (using the applicable CDSC) for the period ended December 31, 1997 for each Subaccount, other than the Cash Management Subaccount, are set forth in the tables below:

AVERAGE ANNUAL TOTAL RETURN (1)


                                                     Life of
                                                  Subaccount (2)
                                                  -------------
Blue Chip Subaccount                                    (5.27%)
Discovery Subaccount                                    (4.81%)
Government Subaccount                                   (4.23%)
Growth Subaccount                                       (3.76%)
High Yield Subaccount                                   (2.89%)
International Securities  Subaccount                   (13.55%)
Investment Grade Subaccount                             (3.73%)
Target Maturity 2007 Subaccount                          (.90%)
Target Maturity 2010 Subaccount                           .87%
Utilities Income Subaccount                              9.62%


TOTAL RETURN (1)


                                                     Life of
                                                  Subaccount (2)
                                                  -------------
Blue Chip Subaccount                                    (5.27%)
Discovery Subaccount                                    (4.81%)
Government Subaccount                                   (4.23%)
Growth Subaccount                                       (3.76%)
High Yield Subaccount                                   (2.89%)
International Securities  Subaccount                   (13.55%)
Investment Grade Subaccount                             (3.73%)
Target Maturity 2007 Subaccount                          (.90%)
Target Maturity 2010 Subaccount                           .87%
Utilities Income Subaccount                              9.62%


     Nonstandardized average annual total return and total return may also be advertised using net asset value per Accumulation Unit at the end of the relevant base period --- i.e., without deducting any applicable CDSC. The calculation will be made using the standardized formula except that ending net asset value per Accumulation Unit will be substituted for ending redeemable value. Any quotation of return not reflecting an applicable CDSC will be greater than if the CDSC were reflected. Nonstandardized average annual total return and total return computed at net asset value for the period ended December 31, 1997 for each Subaccount, other than the Cash Management Subaccount, are set forth in the tables below:










---------------------------
(1) Some of the expenses for the underlying Funds were waived or reimbursed from commencement of operations through December 31, 1997. Accordingly, return figures for the Subaccounts are higher than they would have been had such expenses not been waived or reimbursed.


(2) The inception date for each of the Subaccounts is July 28, 1997.

NONSTANDARDIZED AVERAGE ANNUAL TOTAL RETURN (1)


                                                     Life of
                                                  Subaccount (2)
                                                  -------------
Blue Chip Subaccount                                     1.73%
Discovery Subaccount                                     2.19%
Government Subaccount                                    2.77%
Growth Subaccount                                        3.24%
High Yield Subaccount                                    4.11%
International Securities  Subaccount                    (7.05%)
Investment Grade Subaccount                              3.27%
Target Maturity 2007 Subaccount                          6.10%
Target Maturity 2010 Subaccount                          7.87%
Utilities Income Subaccount                             16.62%


TOTAL RETURN (1)


                                                   Life of
                                                  Subaccount (2)
                                                  -------------
Blue Chip Subaccount                                     1.73%
Discovery Subaccount                                     2.19%
Government Subaccount                                    2.77%
Growth Subaccount                                        3.24%
High Yield Subaccount                                    4.11%
International Securities  Subaccount                    (7.05%)
Investment Grade Subaccount                              3.27%
Target Maturity 2007 Subaccount                          6.10%
Target Maturity 2010 Subaccount                          7.87%
Utilities Income Subaccount                             16.62%


     Return information may be useful to investors in reviewing a Subaccount's performance. However, the total return and average annual total return will fluctuate over time and the return figures for any given past period is not an indication or representation by Separate Account D of future rates of return of any Subaccount.

     At times, the Adviser may reduce its compensation or assume expenses of a Fund in order to reduce such Fund's expenses. Any such waiver or reimbursement would increase the corresponding Subacount's total return, average annual total return and yield during the period of the waiver or reimbursement.

     Each Subaccount may include in advertisements and sales literature, examples, information and statistics that illustrate the effect of taxable versus tax-deferred compounding income at a fixed rate of return to demonstrate the growth of an investment over a stated period of time resulting from the payment of dividends and capital gains distributions in additional Accumulation Units. The examples may include hypothetical returns comparing taxable versus tax-deferred growth. The examples used will be for illustrative purposes only and are not representations by any Subaccount of past or future yield or return of any of the Subaccounts.


---------------------------
(1) Some of the expenses for the underlying Funds were waived or reimbursed from commencement of operations through December 31, 1997. Accordingly, return figures for the Subaccounts are higher than they would have been had such expenses not been waived or reimbursed.


(2) The inception date for each of the Subaccounts is July 28, 1997

    From time to time, in reports and promotional literature, Separate Account D may compare the performance of its Subaccounts to, or cite the historical performance of, other variable annuities. The performance rankings and ratings of variable annuities reported in L-VIPPAS, a monthly publication for insurance companies and money managers published by Lipper Analytical Services, Inc. and in Morningstar Variable Annuity Performance Report, also a monthly publication published by Morningstar, Inc., may be used. Additionally, performance rankings and ratings reported periodically in national financial publications such as MONEY, FORBES, BUSINESS WEEK, BARRON'S, FINANCIAL TIMES, CHANGING TIMES, FORTUNE, NATIONAL UNDERWRITER, etc., may also be used. Quotations from articles appearing in daily newspaper publications such as THE NEW YORK TIMES, THE WALL STREET JOURNAL and THE NEW YORK DAILY NEWS may be cited.

     DETERMINATION OF CURRENT AND EFFECTIVE YIELD. Separate Account D provides current yield quotations for the Cash Management Subaccount based on the underlying Fund's daily dividends. The underlying Fund declares dividends from net investment income daily and pays them monthly.

     For purposes of current yield quotations, dividends per Accumulation
Unit for a seven-day period are annualized (using a 365-day year basis) and divided by the average value of an Accumulation Unit for the seven-day period.

    The current yield quoted will be for a recent seven day period. Current yields will fluctuate from time to time and are not necessarily representative of future results. The investor should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. Current yield information is useful in reviewing the Cash Management Subaccount's performance but, because current yield will fluctuate, such information may not provide a basis for comparison with bank deposits or other investments which may pay a fixed yield for a stated period of time, or other investment companies, which may use a different method of calculating yield.

    In addition to providing current yield quotations, Separate Account D provides effective yield quotations for the Cash Management Subaccount for a base period return of seven days. An effective yield quotation is determined by a formula which requires the compounding of the unannualized base period return. Compounding is computed by adding 1 to the unannualized base period return, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result.

    The following is an example, for purposes of illustration only, of the current and effective yield calculation for the seven day period ended December 31, 1997.


    Dividends per accumulation unit from net investment income
    (seven calendar days ended December 31, 1997)
    (Base Period)....................................................$.00098011
    Annualized (365 day basis)*......................................$.050758442
    Average value per accumulation unit for the
    seven calendar days ended December 31, 1997......................$1.00
    Annualized historical yield per accumulation unit for the
    seven calendar days ended December 31, 1997......................5.11%
    Effective Yield**................................................5.23%
    Weighted average life to maturity of the
    portfolio on December 31, 1997 was 56 days

    *This represents the average of annualized net investment income per accumulation unit for the seven calendar days ended December 31, 1997.

  **Effective Yield=[ (Base Period Return + 1)365/7] -1

    The figures in the above example do not include the CDSC. Accordingly, all yield quotations are higher than they would have been had such CDSC been included.


    Separate Account D's Prospectus and Statement of Additional Information may be in use for a full year and, accordingly, it can be expected that yields will fluctuate substantially from the example shown above.

                     RELEVANCE OF FINANCIAL STATEMENTS

    The values of the interests of Contractowners under the variable portion of the Contracts will be affected solely by the investment results of the Subaccounts. The financial statements of First Investors Life as contained herein should be considered only as bearing upon First Investors Life's ability to meet its obligations to Contractowners under the Contracts, and they should not be considered as bearing on the investment performance of the Subaccounts.

                                      APPENDICES

                                      APPENDIX I

                                      EXAMPLE A
                       FORMULA AND ILLUSTRATION FOR DETERMINING
                      THE NET INVESTMENT FACTOR OF A SUBACCOUNT
                                OF SEPARATE ACCOUNT D


Net Investment Factor =                            A + B
                                                   ----- - D
                                                     C
Where:


A = The Net Asset Value of a Fund share as of the end of the current
       Valuation Period.
       Assume........................................................ =     $8.51000000
B = The per share amount of any dividend or capital gains distribution since the end of the immediately preceding Valuation Period.
       Assume........................................................ =               0
C = The Net Asset Value of a Fund share at the end of the immediately preceding Valuation Period.
       Assume........................................................ =     $8.39000000
D = The daily deduction for charges for mortality and expense risks and administration, which totals 1.4% on an annual basis.
       On a daily basis.............................................. =       .00003836

Then, the Net Investment Factor = 8.51000000 + 0..................... =      1.01426438
                                  -------------- - .00003836
                                   8.39000000

                                      EXAMPLE B
                       FORMULA AND ILLUSTRATION FOR DETERMINING
                       ACCUMULATION UNIT VALUE OF A SUBACCOUNT
                                OF SEPARATE ACCOUNT D

Accumulation Unit Value = A x B
Where:


A = The Accumulation Unit Value for the immediately preceding Valuation
       Period.
       Assume........................................................... =     $1.46328760
B = The Net Investment Factor for the current Valuation Period.
       Assume........................................................... =      1.01426438

Then, the Accumulation Unit Value = $1.46328760 x 1.01426438............ =      1.48416049

                                     APPENDIX II

                                      EXAMPLE A
                       FORMULA AND ILLUSTRATION FOR DETERMINING
                             DEATH BENEFIT PAYABLE UNDER
                      ANNUITY OPTION 4-UNIT REFUND LIFE ANNUITY

Upon the death of the Annuitant, the designated Beneficiary under this option will receive under a Separate Account a lump sum death benefit of the then dollar value of a number of Annuity Units computed using the following formula:

                        A             A
Annuity Units Payable = - - (CxD), if - is  greater than CxD
                        B             B
Where:


A = The Net Accumulated Value applied on the Annuity Commencement Date to purchase the Variable Annuity.
      Assume................................................................ =   $20,000.00

B = The Annuity Unit Value at the Annuity Commencement Date.
      Assume................................................................ =  $1.08353012

C = The number of Annuity Units represented by each payment made.
      Assume................................................................ = 116.61488844

D = The total number of monthly Variable Annuity Payments made prior to the Annuitant's death.
      Assume................................................................ =           30

Then the number of Annuity Units Payable:

                 $20,000.00
                -----------  -  (116.61488844 x 30)
                $1.08353012

              = 18,458.18554633  -  3,498.44665320

              = 14,959.73889313

If the value of an Annuity Unit on the date of receipt of notification of death was $1.12173107 then the amount of the death benefit under the Separate Account would be:

                  14,959.73889313 x $1.12173107 = $16,780.80

                                     APPENDIX III

                                      EXAMPLE A

                       FORMULA AND ILLUSTRATION FOR DETERMINING
                                ANNUITY UNIT VALUE OF
                                  SEPARATE ACCOUNT D

Annuity Unit Value = A x B x C

Where:


A =  Annuity Unit Value of the immediately preceding Valuation Period.
       Assume............................................................. = $1.10071211

B = Net Investment Factor for the Valuation Period for which the Annuity
        Unit is being calculated.
       Assume............................................................. =  1.00083530

C = A factor to neutralize the assumed interest rate of 31/2% built into the Annuity Tables used.
       Daily factor equals................................................ =  0.99990575

Then, the Annuity Value is:

       $1.10071211 x 1.00083530 x 0.99990575 = $1.10152771

                                      EXAMPLE B

                       FORMULA AND ILLUSTRATION FOR DETERMINING
                AMOUNT OF FIRST MONTHLY VARIABLE ANNUITY PAYMENT FROM
                                  SEPARATE ACCOUNT D

                                           A
First Monthly Variable Annuity Payment = ------ x B
                                         $1,000

Where:


A = The Net Accumulated Value allocated to Separate Account D for the
        Valuation Date on or immediately preceding the seventh day before the Annuity Commencement Date.
       Assume...........................................................  = $20,000.00

B = The Annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the Annuitant
        according to the Annuity Tables contained in the Contract.
       Assume...........................................................  =      $6.40

                                           $20,000
Then, the first Monthly Variable Payment = ------- x $6.40 = $128.00
                                           $1,000

                                      EXAMPLE C

                       FORMULA AND ILLUSTRATION FOR DETERMINING
                  THE NUMBER OF ANNUITY UNITS FOR SEPARATE ACCOUNT D
                 REPRESENTED BY EACH MONTHLY VARIABLE ANNUITY PAYMENT

                           A
Number of Annuity Units  = -
                           B

Where:


A = The dollar amount of the first monthly Variable Annuity Payment.
      Assume................................................................. =    $128.00

B = The Annuity Unit Value for the Valuation Date on or immediately preceding the seventh day before the Annuity Commencement Date.
      Assume................................................................. = $1.09763000

                                        $128.00
Then, the number of Annuity Units =   ----------- = 116.61488844
                                      $1.09763000


                                      EXAMPLE D

                       FORMULA AND ILLUSTRATION FOR DETERMINING
                 THE AMOUNT OF SECOND AND SUBSEQUENT MONTHLY VARIABLE
                       ANNUITY PAYMENTS FROM SEPARATE ACCOUNT D


Second Monthly Variable Annuity Payment = A x B

Where:


A = The Number of Annuity Units represented by each monthly
        Variable Annuity Payment.
       Assume.......................................................... = 116.61488844

B = The Annuity Unit Value for the Valuation Date on or immediately preceding the seventh day before the date on which the
      second (or subsequent) Variable Annuity Payment is due.
     Assume............................................................ = $1.11834234

Then, the second monthly Variable Annuity Payment = 116.61488844 x $1.11834234 = $130.42

The above example was based upon the assumption of an increase in the Annuity Unit Value since the initial Variable Annuity Payment due to favorable investment results of the Separate Account and the Fund. If the investment results were less favorable, a decrease in the Annuity Unit Value and in the second monthly Variable Annuity Payment could result. Assume B above was $1.08103230.

Then, the second monthly Variable Annuity
             Payment = 116.61488844 x $1.08103230 = $126.06

                        Financial Statements as of
                            December 31, 1997

                  REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


The Board of Directors
First Investors Life Insurance Company
New York, New York


         We have audited the accompanying balance sheets of First Investors Life Insurance Company as of December 31, 1997 and 1996, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Investors Life Insurance Company as of December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.




                                          TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 19, 1998

                        FIRST INVESTORS LIFE INSURANCE COMPANY
                                    BALANCE SHEETS
                                        ASSETS

                                                              DECEMBER 31, 1997    DECEMBER 31, 1996
                                                              -----------------    -----------------
Investments (note 2):
  Available-for-sale securities. . . . . . . . . . . . . . .     $125,380,627        $114,011,891
  Held-to-maturity securities. . . . . . . . . . . . . . . .        5,529,687           5,549,214
  Short term investments . . . . . . . . . . . . . . . . . .        3,083,769           7,667,491
  Policy loans . . . . . . . . . . . . . . . . . . . . . . .       21,527,810          18,865,648
                                                                 -------------       ------------

     Total investments . . . . . . . . . . . . . . . . . . .      155,521,893         146,094,244

Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,145,215             901,980
Premiums and other receivables, net of allowances of
  $30,000 in 1997 and 1996 . . . . . . . . . . . . . . . . .        4,749,099           3,998,210
Accrued investment income. . . . . . . . . . . . . . . . . .        3,180,924           2,903,566
Deferred policy acquisition costs (note 6) . . . . . . . . .       18,446,716          17,547,129
Deferred Federal income taxes (note 7)     . . . . . . . . .        1,039,000             934,000
Furniture, fixtures and equipment, at cost, less accumulated
  depreciation of $1,075,336 in 1997 and $925,736 in 1996. .           97,379             146,078
Other assets . . . . . . . . . . . . . . . . . . . . . . . .          120,044             136,302
Separate account assets. . . . . . . . . . . . . . . . . . .      642,453,414         465,456,848
                                                                 ------------        ------------
     Total assets. . . . . . . . . . . . . . . . . . . . . .     $826,753,684        $638,118,357
                                                                 ------------        ------------
                                                                 ------------        ------------

                        LIABILITIES AND STOCKHOLDER'S EQUITY

LIABILITIES:
Policyholder account balances (note 6) . . . . . . . . . . .     $115,281,318        $113,295,474
Claims and other contract liabilities. . . . . . . . . . . .       12,548,096          12,190,281
Accounts payable and accrued liabilities . . . . . . . . . .        4,426,355           3,730,943
Separate account liabilities . . . . . . . . . . . . . . . .      642,453,314         464,852,507
                                                                 ------------        ------------
     Total liabilities . . . . . . . . . . . . . . . . . . .      774,709,083         594,069,205
                                                                 ------------        ------------

STOCKHOLDER'S EQUITY:
Common Stock, par value $4.75; authorized,
  issued and outstanding 534,350 shares. . . . . . . . . . .        2,538,163           2,538,163
Additional paid in capital . . . . . . . . . . . . . . . . .        6,496,180           6,496,180
Unrealized holding gains (losses) on available-for-sale
  securities (note 2). . . . . . . . . . . . . . . . . . . .        1,608,000             644,000
Retained earnings  . . . . . . . . . . . . . . . . . . . . .       41,402,258          34,370,809
                                                                 ------------        ------------
     Total stockholder's equity. . . . . . . . . . . . . . .       52,044,601          44,049,152
                                                                 ------------        ------------
     Total liabilities and stockholder's equity. . . . . . .     $826,753,684        $638,118,357
                                                                 ------------        ------------
                                                                 ------------        ------------


See accompanying notes to financial statements.

                        FIRST INVESTORS LIFE INSURANCE COMPANY
                                 STATEMENTS OF INCOME


                                                                    YEAR ENDED         YEAR ENDED           YEAR ENDED
                                                                 DECEMBER 31, 1997   DECEMBER 31,1996     DECEMBER 31,1995
                                                                 -----------------   ----------------     ----------------
REVENUES
  Policyholder fees. . . . . . . . . . . . . . . . . . . . . .      $24,826,454        $22,955,165          $19,958,420
  Premiums . . . . . . . . . . . . . . . . . . . . . . . . . .        6,279,137          6,725,329            7,293,719
  Investment income (note 2) . . . . . . . . . . . . . . . . .       10,259,601          9,771,389            9,363,212
  Realized gain (loss) on investments. . . . . . . . . . . . .          158,874           (221,025)             373,582
  Other income . . . . . . . . . . . . . . . . . . . . . . . .          702,644            704,678              835,703
                                                                    ------------       ------------         ------------
     Total income. . . . . . . . . . . . . . . . . . . . . . .       42,226,710         39,935,536           37,824,636
                                                                    ------------       ------------         ------------

BENEFITS AND EXPENSES
  Benefits and increases in contract liabilities . . . . . . .       14,370,510         12,912,810           13,027,516
  Dividends to policyholders . . . . . . . . . . . . . . . . .        1,033,663            964,913              954,384
  Amortization of deferred acquisition costs (note 6). . . . .          663,200          1,454,408            1,672,429
  Commissions and general expenses . . . . . . . . . . . . . .       15,445,888         16,287,498           15,773,968
                                                                    ------------       ------------         ------------
     Total benefits and expenses . . . . . . . . . . . . . . .       31,513,261         31,619,629           31,428,297
                                                                    ------------       ------------         ------------

Income before Federal income tax . . . . . . . . . . . . . . .       10,713,449          8,315,907            6,396,339

Federal income tax (note 7):
  Current  . . . . . . . . . . . . . . . . . . . . . . . . . .        4,285,000          3,099,000            2,553,000
  Deferred . . . . . . . . . . . . . . . . . . . . . . . . . .         (603,000)          (286,000)            (376,000)
                                                                    ------------       ------------         ------------

                                                                      3,682,000          2,813,000            2,177,000
                                                                    ------------       ------------         ------------

Net Income . . . . . . . . . . . . . . . . . . . . . . . . . .      $ 7,031,449        $ 5,502,907          $ 4,219,339
                                                                    ------------       ------------         ------------
                                                                    ------------       ------------         ------------

Income per share, based on 534,350 shares outstanding. . . . .      $     13.16        $     10.30          $      7.90
                                                                    ------------       ------------         ------------
                                                                    ------------       ------------         ------------



See accompanying notes to financial statements.

                        FIRST INVESTORS LIFE INSURANCE COMPANY
                          STATEMENTS OF STOCKHOLDER'S EQUITY


                                                                    YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                                 DECEMBER 31, 1997   DECEMBER 31,1996    DECEMBER 31,1995
                                                                 -----------------   ----------------    ----------------
Balance at beginning of year . . . . . . . . . . . . . . . . .      $ 44,049,152       $ 39,780,245        $ 31,196,906

Net income . . . . . . . . . . . . . . . . . . . . . . . . . .         7,031,449          5,502,907           4,219,339
Increase (decrease) in unrealized holding gains on
  available-for-sale securities. . . . . . . . . . . . . . . .           964,000         (1,234,000)          4,364,000
                                                                    ------------        ------------       ------------
Balance at end of year . . . . . . . . . . . . . . . . . . . .      $ 52,044,601       $ 44,049,152        $ 39,780,245
                                                                    ------------        ------------       ------------
                                                                    ------------        ------------       ------------



                               STATEMENTS OF CASH FLOWS


                                                                    YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                                 DECEMBER 31, 1997   DECEMBER 31,1996    DECEMBER 31,1995
                                                                 -----------------   ----------------    ----------------
Increase (decrease) in cash:
  Cash flows from operating activities:
     Policyholder fees received. . . . . . . . . . . . . . . .      $ 24,587,113        $ 22,925,131       $ 19,374,522
     Premiums received . . . . . . . . . . . . . . . . . . . .         6,088,582           6,413,009          6,895,096
     Amounts received on policyholder accounts . . . . . . . .       125,818,334         105,489,481         87,156,662
     Investment income received. . . . . . . . . . . . . . . .        10,263,095           9,964,169          9,360,894
     Other receipts. . . . . . . . . . . . . . . . . . . . . .            57,287              55,779             69,621
     Benefits and contract liabilities paid. . . . . . . . . .      (138,420,373)       (117,321,389)      (101,642,156)
     Commissions and general expenses paid . . . . . . . . . .       (20,899,476)        (20,857,687)       (18,176,870)
                                                                    ------------        ------------       ------------
     Net cash provided by (used for) operating activities. . .         7,494,562           6,668,493          3,037,769
                                                                    ------------        ------------       ------------

  Cash flows from investing activities:
     Proceeds from sale of investment securities . . . . . . .        38,900,851          39,062,702         58,755,827
     Purchase of investment securities . . . . . . . . . . . .       (44,021,791)        (44,134,604)       (58,622,646)
     Purchase of furniture, equipment and other assets . . . .           (62,170)            (34,485)          (128,442)
     Net increase in policy loans. . . . . . . . . . . . . . .        (2,662,162)         (1,848,956)        (2,330,591)
     Investment in Separate Account  . . . . . . . . . . . . .           593,945                (200)          (500,000)
                                                                    ------------        ------------       ------------
     Net cash provided by (used for) investing activities. . .        (7,251,327)         (6,955,543)        (2,825,852)

     Net increase (decrease) in cash . . . . . . . . . . . . .           243,235            (287,050)           211,917

Cash
  Beginning of year  . . . . . . . . . . . . . . . . . . . . .           901,980           1,189,030            977,113
                                                                    ------------        ------------       ------------
  End of year  . . . . . . . . . . . . . . . . . . . . . . . .      $  1,145,215        $    901,980       $  1,189,030
                                                                    ------------        ------------       ------------
                                                                    ------------        ------------       ------------




The Company received a refund of Federal income tax of $79,000 in 1997 and $102,000 in 1996 and paid Federal income tax of $4,283,000 in 1997, $3,243,000 in 1996 and $2,125,000 in 1995.

See accompanying notes to financial statements.

                        FIRST INVESTORS LIFE INSURANCE COMPANY

                               STATEMENTS OF CASH FLOWS



                                                                     YEAR ENDED         YEAR ENDED          YEAR ENDED
                                                                 DECEMBER 31, 1997   DECEMBER 31, 1996   DECEMBER 31, 1995
                                                                 -----------------   -----------------   -----------------
Reconciliation of net income to net cash
   provided by (used for) operating activities:

  Net income . . . . . . . . . . . . . . . . . . . . . . . .        $ 7,031,449          $ 5,502,907        $ 4,219,339

  Adjustments to reconcile net income to net cash
            provided by (used for) operating activities:
          Depreciation and amortization. . . . . . . . . . .             117,804             130,924             141,121
          Amortization of deferred policy acquisition costs.             663,200           1,454,408           1,672,429
  Realized investment (gains) losses . . . . . . . . . . . .            (158,874)            221,025            (373,582)
          Amortization of premiums and discounts on
          investments. . . . . . . . . . . . . . . . . . . .             280,852             262,785             237,472
          Deferred Federal income taxes. . . . . . . . . . .            (603,000)           (286,000)           (376,000)
          Other items not requiring cash - net . . . . . . .               9,771               6,794            (112,268)

     (Increase) decrease in:
          Premiums and other receivables, net. . . . . . . .            (750,889)            336,385            (433,106)
          Accrued investment income. . . . . . . . . . . . .            (277,358)            (70,005)           (239,790)
          Deferred policy acquisition costs, exclusive
          of amortization. . . . . . . . . . . . . . . . . .          (1,866,787)         (1,275,323)         (1,117,752)
          Other assets . . . . . . . . . . . . . . . . . . .               9,323             (18,574)             64,490

     Increase (decrease) in:
          Policyholder account balances. . . . . . . . . . .           1,985,844             (78,699)         (1,882,591)
          Claims and other contract liabilities. . . . . . .             357,815             901,173             551,392
          Accounts payable and accrued liabilities . . . . .             695,412            (419,307)            686,615
                                                                    ------------         -----------        ------------

                                                                    $  7,494,562         $ 6,668,493        $  3,037,769
                                                                    ------------         -----------        ------------
                                                                    ------------         -----------        ------------



See accompanying notes to financial statements.

                        FIRST INVESTORS LIFE INSURANCE COMPANY

                            NOTES TO FINANCIAL STATEMENTS


NOTE 1 -- BASIS OF FINANCIAL STATEMENTS

          The accompanying financial statements have been prepared in conformity with generally accepted accounting principles (GAAP). Such basis of presentation differs from statutory accounting practices permitted or prescribed by insurance regulatory authorities primarily in that:
          (a) policy reserves are computed according to the Company's estimates of mortality, investment yields, withdrawals and other benefits and expenses, rather than on the statutory valuation basis;
          (b) certain expenditures, principally for furniture and equipment and agents' debit balances, are recognized as assets rather than being non-admitted and therefore charged to retained earnings;
          (c) commissions and other costs of acquiring new business are recognized as deferred acquisition costs and are amortized over the premium paying period of policies and contracts, rather than charged to current operations when incurred;
          (d) income tax effects of temporary differences, relating primarily to policy reserves and acquisition costs, are provided;
          (e) the statutory asset valuation and interest maintenance reserves are reported as retained earnings rather than as liabilities;

NOTE 2 -- OTHER SIGNIFICANT ACCOUNTING PRACTICES

          (a)   ACCOUNTING ESTIMATES.    The preparation of financial statements
in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities, at the date of the financial statements and revenues and expenses during the reported period. Actual results could differ from those estimates.

          (b) DEPRECIATION. Depreciation is computed on the useful service life of the depreciable asset using the straight line method of depreciation over three to seven years.

          (c)  INVESTMENTS.   Investments in equity securities that have readily
determinable fair values and all investments in debt securities are classified in separate categories and accounted for as follows:


          HELD-TO-MATURITY SECURITIES
Debt securities the Company has the positive intent and ability to hold to maturity are recorded at amortized cost.

          AVAILABLE-FOR-SALE SECURITIES
Debt and equity securities not classified in the other two categories are recorded at fair value with unrealized gains and losses excluded from earnings and reported as "unrealized holding gains or losses on available-for-sale securities" in stockholder's equity.

                        FIRST INVESTORS LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)

          Short term investments are reported at market value which approximates cost.

          Gains and losses on sales of investments are determined using the specific identification method. Investment income for the years indicated consists of the following:


                                                                   YEAR ENDED           YEAR ENDED         YEAR ENDED
                                                                 DECEMBER 31,1997    DECEMBER 31, 1996   DECEMBER 31,1995
                                                                 ----------------    -----------------   ----------------

Interest on fixed maturities . . . . . . . . . . . . . . . .         $ 9,029,979         $ 8,559,429         $ 8,243,748
Interest on short term investments . . . . . . . . . . . . .             307,656             410,930             451,475
Interest on policy loans . . . . . . . . . . . . . . . . . .           1,268,834           1,151,681             973,242
Dividends on equity securities . . . . . . . . . . . . . . .                 --               43,756              58,305
                                                                    ------------         -----------        ------------

     Total investment income . . . . . . . . . . . . . . . .          10,606,469          10,165,796           9,726,770
     Investment expense. . . . . . . . . . . . . . . . . . .             346,868             394,407             363,558
                                                                    ------------         -----------        ------------

Net investment income. . . . . . . . . . . . . . . . . . . .         $10,259,601         $ 9,771,389         $ 9,363,212
                                                                    ------------         -----------        ------------
                                                                    ------------         -----------        ------------


The amortized cost and estimated market values of investments at December 31, 1997 and 1996 are as follows:




                                                                             GROSS               GROSS        ESTIMATED
                                                       AMORTIZED           UNREALIZED          UNREALIZED      MARKET
                                                         COST                GAINS               LOSSES         VALUE
                                                       ---------           ----------          ----------     ---------
AVAILABLE-FOR-SALE SECURITIES
DECEMBER 31, 1997

  U.S. Treasury Securities and obligations
     of U.S. Government Corporations
     and Agencies. . . . . . . . . . . . . . . . .   $ 39,532,729       $   975,819           $    --       $  40,508,548
  Debt Securities issued by
     States of the U.S.. . . . . . . . . . . . . .      7,309,135            92,015                --           7,401,150
  Corporate Debt Securities. . . . . . . . . . . .     67,900,325         1,739,318            75,913          69,563,730
  Other Debt Securities  . . . . . . . . . . . . .      7,606,438           300,761                --           7,907,199
                                                     ------------       -----------           -------        ------------

                                                     $122,348,627       $ 3,107,913           $75,913        $125,380,627
                                                     ------------       -----------           -------        ------------
                                                     ------------       -----------           -------        ------------

DECEMBER 31,1996

U.S. Treasury Securities and obligations
of U.S. Government Corporations
     and Agencies. . . . . . . . . . . . . . . . .  $  41,254,552      $    569,803         $ 157,020       $  41,667,335
  Debt Securities issued by
     States of the U.S.. . . . . . . . . . . . . .      5,525,022                --           172,264           5,352,758
  Corporate Debt Securities. . . . . . . . . . . .     56,013,590         1,217,747           297,752          56,933,585
  Other Debt Securities. . . . . . . . . . . . . .      9,952,727           133,266            27,780          10,058,213

                                                    -------------      ------------         ---------       -------------

                                                    $ 112,745,891      $  1,920,816         $ 654,816       $ 114,011,891
                                                     ------------      ------------         ---------       -------------
                                                     ------------      ------------         ---------       -------------

                        FIRST INVESTORS LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)


  At December 31, 1997 and 1996, the Company recognized "Unrealized Holding Gains on Available-For-Sale Securities" of $1,608,000 and $644,000, net of applicable deferred income taxes and amortization of deferred acquisition costs. The change in the Unrealized Holding Gains (Losses) of $964,000, ($1,234,000) and $4,364,000 for 1997, 1996 and 1995, respectively is reported as a separate component of stockholders' equity.


HELD-TO-MATURITY SECURITIES
DECEMBER 31,1997
U.S. Treasury Securities and obligations
  of U.S. Government Corporations
  and Agencies*. . . . . . . . . . . . . . . . . .   $  3,419,687        $   90,126     $         700         $ 3,509,113
Corporate Debt Securities. . . . . . . . . . . . .      2,000,000           109,000                --           2,109,400
Other Debt Securities. . . . . . . . . . . . . . .        110,000                --                --             110,000
                                                     ------------        ----------     -------------         -----------

                                                     $  5,529,687        $  199,126     $         700         $ 5,728,513
                                                     ------------        ----------     -------------         -----------
                                                     ------------        ----------     -------------         -----------

DECEMBER 31,1996

U.S. Treasury Securities and obligations
  of U.S. Government Corporations
  and Agencies*. . . . . . . . . . . . . . . . . .   $  3,439,214         $  36,945       $    10,944         $ 3,465,215
Corporate Debt Securities. . . . . . . . . . . . .      2,000,000                --            66,200           1,933,800
Other Debt Securities. . . . . . . . . . . . . . .        110,000                --                --             110,000
                                                     ------------        ----------     -------------         -----------

                                                     $  5,549,214         $  36,945       $   77,144          $ 5,509,015
                                                     ------------        ----------     -------------         -----------
                                                     ------------        ----------     -------------         -----------

*These securities are on deposit for various state insurance departments and are therefore restricted as to sale.

  The amortized cost and estimated market value of debt securities at December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                      HELD TO MATURITY                      AVAILABLE FOR SALE
                                               ----------------------------        ---------------------------------
                                               AMORTIZED          ESTIMATED          AMORTIZED            ESTIMATED
                                                 COST          MARKET VALUE             COST            MARKET VALUE
                                               ----------      ------------         -----------        ------------
Due in one year or less. . . . . . . . . .     $ 363,473         $  362,773       $  6,608,708         $  6,633,659
Due after one year through five years. . .     2,634,603          2,715,715         37,905,751           38,828,513
Due after five years through ten years . .       531,611            540,625         50,889,338           52,290,280
Due after ten years. . . . . . . . . . . .     2,000,000          2,109,400         26,944,831           27,628,175
                                               ----------       -----------       -------------        ------------

                                              $5,529,687         $5,728,513       $122,348,628         $125,380,627
                                               ----------        ----------       -------------        ------------
                                               ----------        ----------       -------------        ------------


Proceeds from sales of investments in fixed maturities were $34,316,604, $39,046,422 and $56,949,635 in 1997, 1996 and 1995, respectively. Gross gains of $374,583 and gross losses of $215,709 were realized on those sales in 1997. Gross gains of $185,708 and gross losses of $406,733 were realized on those sales in 1996. Gross gains of $578,810 and gross losses of $205,228 were realized on those sales in 1995.

                        FIRST INVESTORS LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  (d) RECOGNITION OF REVENUE, POLICYHOLDER ACCOUNT BALANCES AND POLICY BENEFITS

     TRADITIONAL ORDINARY LIFE AND HEALTH

          Revenues from the traditional life insurance policies represent premiums which are recognized as earned when due. Health insurance premiums are recognized as revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the lives of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the deferral and amortization of policy acquisition costs.

     UNIVERSAL LIFE AND VARIABLE LIFE

          Revenues from universal life and variable life policies represent amounts assessed against policyholders. Included in such assessments are mortality charges, surrender charges and policy service fees.

          Policyholder account balances on universal life consist of the premiums received plus credited interest, less accumulated policyholder assessments. Amounts included in expense represent benefits in excess of policyholder account balances. The value of policyholder accounts on variable life are included in separate account liabilities as discussed below.

     ANNUITIES

          Revenues from annuity contracts represent amounts assessed against contractholders. Such assessments are principally sales charges, administrative fees, and in the case of variable annuities, mortality and expense risk charges. The carrying value and fair value of fixed annuities are equal to the policyholder account balances, which represent the net premiums received plus accumulated interest.

  (e) SEPARATE ACCOUNTS. Separate account assets and the related liabilities, both of which are valued at market, represent segregated variable annuity and variable life contracts maintained in accounts with individual investment objectives. All investment income (gains and losses of these accounts) accrues directly to the contractholders and therefore does not affect net income of the Company.

NOTE 3 -- FAIR VALUE OF FINANCIAL INSTRUMENTS


     The carrying amounts for cash, short-term investments and policy loans as reported in the accompanying balance sheet approximate their fair values. The fair values for fixed maturities and equity-securities are based upon quoted market prices, where available or are estimated using values from independent pricing services.

                        FIRST INVESTORS LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     The carrying amounts for the Company's liabilities under investment - type contracts approximate their fair values because interest rates credited to account balances approximate current rates paid on similar investments and are generally not guaranteed beyond one year. Fair values for the Company's insurance contracts other than investment - type contracts are not required to be disclosed. However, the fair values of liabilities for all insurance contracts are taken into consideration in the overall management of interest rate risk, which minimizes exposure to changing interest rates.

NOTE 4 -- RETIREMENT PLANS

     The Company participates in a non-contributory profit sharing plan for the benefit of its employees and those of other wholly-owned subsidiaries of its parent. The Plan provides for retirement benefits based upon earnings. Vesting of benefits is based upon years of service. For the years ended December 31, 1997, 1996 and 1995, the Company charged operations approximately $70,000, $100,000 and $40,000 respectively for its portion of the contribution.

     The Company also has a non-contributory retirement plan for the benefit of its sales agents. The plan provides for retirement benefits based upon commission on first-year premiums and length of service. The plan is unfunded. Vesting of benefits is based upon graduated percentages dependent upon the number of allocations made in accordance with the plan by the Company for each participant. The Company charged to operations pension expenses of approximately $419,000 in 1997, $414,000 in 1996 and $375,000 in 1995. The
accrued liability of approximately $2,913,000 in 1997 and $2,858,000 in 1996 was sufficient to cover the value of benefits provided by the plan.

     In addition, the Company participates in a 401(k) savings plan covering all of its eligible employees and those of other wholly-owned subsidiaries of its parent whereby employees may voluntarily contribute a percentage of their compensation with the Company matching a portion of the contributions of certain employees. The amount contributed by the Company in 1997 and 1996 was not material.

NOTE 5 -- COMMITMENTS AND CONTINGENT LIABILITIES

     The Company has agreements with affiliates and non-affiliates as follows:

     (a) The Company's maximum retention on any one life is $100,000. The Company reinsures a portion of its risk with other insurance companies and reserves are reduced by the amount of reserves for such reinsured risks. The Company is liable for any obligations which any reinsurance company may be unable to meet. The Company had reinsured approximately 10% of its net life insurance in force at December 31, 1997, 1996 and 1995. The Company also had assumed reinsurance amounting to approximately 20%, 21% and 20% of its net life insurance in force at the respective year ends. None of these transactions had any material effect on the Company's operating results.

                        FIRST INVESTORS LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     (b) The Company and certain affiliates share office space, data processing facilities and management personnel. Charges for these services are based upon space occupied, usage of data processing facilities and time allocated to management. During the years ended December 31, 1997, 1996 and 1995, the Company paid approximately $1,114,000, $1,222,000 and $1,282,000, respectively, for these services. In addition, the Company reimbursed an affiliate approximately $9,814,000 in 1997, $9,709,000 in 1996,and $8,739,000 in 1995 for
commissions relating to the sale of its products.
     The Company maintains a checking account with a financial institution, which is also a wholly-owned subsidiary of its parent. The balance in this account was approximately $332,000 at December 31, 1997 and $326,000 at December 31, 1996.

     (c) The Company is subject to certain claims and lawsuits arising in the ordinary course of business. In the opinion of management, all such claims currently pending will not have a material adverse effect on the financial position of the Company or its results of operations.

NOTE 6 -- ADJUSTMENTS MADE TO STATUTORY ACCOUNTING PRACTICES

  Note 1 describes some of the common differences between statutory practices and generally accepted accounting principles. The effects of these differences for the years ended December 31, 1997, 1996 and 1995 are shown in the following table in which net income and capital shares and surplus reported therein on a statutory basis are adjusted to a GAAP basis.

                                                        NET INCOME                          CAPITAL SHARES AND SURPLUS
                                                  YEAR ENDED DECEMBER 31                           AT DECEMBER 31
                                                  ----------------------                    --------------------------
                                             1997           1996         1995          1997             1996           1995
                                          -----------   ----------    ----------    -----------     -----------    -----------
Reported on a statutory basis. . . . . .  $5,809,629    $5,002,533    $3,705,334    $32,159,721     $26,580,877    $21,600,537
                                          -----------   ----------    ----------    -----------     -----------    -----------

Adjustments:
  Deferred policy acquisition costs (b). .   351,239      (179,085)     (554,677)     18,446,716     17,547,129     17,318,214
  Future policy benefits (a) . . . . . .     133,848       514,086       422,387     (3,000,589)     (2,398,397)    (2,912,483)
  Deferred income taxes. . . . . . . . .     603,000       286,000       376,000      1,039,000         934,000         12,000
  Premiums due and deferred (e). . . . .      84,291        85,461        80,133     (1,274,816)     (1,359,107)    (1,444,568)
  Cost of colletion and other statutory
     liabilities . . . . . . . . . . . .        (924)      (12,283)      (16,318)        36,060          36,984         49,267
  Non-admitted assets. . . . . . . . . .          --            --            --        224,411         298,731        395,758
  Asset valuation reserve. . . . . . . .          --            --            --      1,325,986       1,136,664      1,016,830
  Interest maintenance reserve . . . . .     (55,019)      (48,542)      (40,804)        56,112           6,271        200,690
  Gross unrealized holding gains on
     available-for-sale securities . .            --            --            --      3,032,000       1,266,000      3,544,000
  Net realized capital gains (losses). .     158,874      (221,025)      373,582             --              --             --
  Other    . . . . . . . . . . . . . . .     (53,489)       75,762      (126,298)            --              --             --
                                          -----------   ----------    ----------    -----------     -----------    -----------
                                            1,221,820      500,374       514,005     19,884,880      17,468,275     18,179,708
                                          -----------   ----------    ----------    -----------     -----------    -----------

In accordance with generally accepted
  accounting principles. . . . . . . . .   $7,031,449   $5,502,907    $4,219,339    $52,044,601     $44,049,152    $39,780,245
                                          -----------   ----------    ----------    -----------     -----------    -----------
                                          -----------   ----------    ----------    -----------     -----------    -----------

Per share, based on 534,350 shares
  outstanding. . . . . . . . . . . . . .     $13.16        $10.30         $7.90          $97.40         $82.44         $74.45
                                          -----------   ----------    ----------    -----------     -----------    -----------
                                          -----------   ----------    ----------    -----------     -----------    -----------

                        FIRST INVESTORS LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)


  The following is a description of the significant policies used to adjust the net income and capital shares and surplus from a statutory to a GAAP basis.

  (a) Liabilities for future policy benefits have been computed primarily by the net level premium method with assumptions as to anticipated mortality, withdrawals and investment yields. The composition of the policy liabilities and the more significant assumptions pertinent thereto are presented below:


          DISTRIBUTION OF LIABILITIES*                                BASIS OF ASSUMPTIONS
------------------------------------------------------------------------------------------
1996              1995          YEARS OF ISSUE    INTEREST            MORTALITY TABLE               WITHDRAWAL
----              ----          --------------    --------            ---------------               -----------
Non-par:
 $1,505,551    $ 1,655,040        1962-1967       4 1/2%         1955-60 Basic Select plus Ultimate   Linton B
  5,310,394      5,814,885        1968-1988       5 1/2%         1955-60 Basic Select plus Ultimate   Linton B
  2,433,724      2,546,702        1984-1988       7 1/2%         85% of 1965-70 Basic Select          Modified
                                                                   plus Ultimate                      Linton B
    101,775         86,508        1989-Present    7 1/2%         1975-80 Basic Select plus Ultimate   Linton B
    108,985        113,117        1989-Present    7 1/2%         1975-80 Basic Select plus Ultimate   Actual
     28,971         34,185        1989-Present    8%             1975-80 Basic Select plus Ultimate   Actual
 32,412,007     31,902,122        1985-Present    6%             Accumulation of Funds                --
Par:
    224,913        223,500        1966-1967       4 1/2%         1955-60 Basic Select plus Ultimate   Linton A
 13,273,949     13,357,249        1968-1988       5 1/2%         1955-60 Basic Select plus Ultimate   Linton A
    899,407        975,132        1981-1984       7 1/4%         90% of 1965-70 Basic Select
                                                                   plus Ultimate                      Linton B
  4,699,324      4,772,595        1983-1988       9 1/2%         80% of 1965-70 Basic Select
                                                                   plus Ultimate                      Linton B
 15,977,808     14,031,404        1990-Present    8%             66% of 1975-80 Basic Select
                                                                   plus Ultimate                      Linton B
Annuities:
 19,581,382     21,779,771        1976-Present    5 1/2%         Accumulation of Funds                --
Miscellaneous:
 19,604,218     16,939,829        1962-Present    2 1/2%-3 1/2%  1958-CSO                             None


* The above amounts are before deduction of deferred premiums of $881,090 in 1997 and $936,565 in 1996.

     (b) The costs of acquiring new business, principally commissions and related agency expenses, and certain costs of issuing policies, such as medical examinations and inspection reports, all of which vary with and are primarily related to the production of new business, have been deferred. Costs deferred on universal life and variable life are amortized as a level percentage of the present value of anticipated gross profits resulting from investment yields, mortality and surrender charges. Costs deferred on traditional ordinary life and health are amortized over the premium-paying period of the related policies in proportion to the ratio of the annual premium revenue to the total anticipated premium revenue. Anticipated premium revenue was estimated using the same assumptions which were used for computing liabilities for future policy benefits. Amortization of $663,200 in 1997 and $1,454,408 in 1996, $1,672,429
in 1995 was charged to operations.

     (c) Participating business represented 9.5% and 9.8% of individual life insurance in force at December 31, 1997 and 1996, respectively.

     The Board of Directors annually approves a dividend formula for calculation of dividends to be distributed to participating policyholders.

                        FIRST INVESTORS LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)



     The portion of earnings of participating policies that can inure to the benefit of shareholders is limited to the larger of 10% of such earnings or $.50 per thousand dollars of participating insurance in force. Earnings in excess of that limit must be excluded from shareholders' equity by a charge against operations. No such charge has been made, since participating business has operated at a loss to date on a statutory basis. It is anticipated, however, that the participating lines will be profitable over the lives of the policies.

     (d) New York State insurance law prohibits the payment of dividends to stockholders from any source other than the statutory unassigned surplus. The amount of said surplus was $22,374,879, $16,796,135 and $11,815,645 at December 31, 1997, 1996 and 1995, respectively.

     (e) Statutory due and deferred premiums are adjusted to conform to the expected premium revenue used in computing future benefits and deferred policy acquisition costs. In this regard, the GAAP due premium is recorded as an asset and the GAAP deferred premium is applied against future policy benefits.

NOTE 7 -- FEDERAL INCOME TAXES

     The Company joins with its parent company and other affiliated companies in filing a consolidated Federal income tax return. The provision for Federal income taxes is determined on a separate company basis.

     Retained earnings at December 31, 1997 included approximately $146,000 which is defined as "policyholders' surplus" and may be subject to Federal income tax at ordinary corporate rates under certain future conditions, including distributions to stockholders.


     Deferred tax liabilities (assets) are comprised of the following:

                                                                     1997          1996
                                                                ------------   ------------
Policyholder dividend provision. . . . . . . . . . . . . . .    $  (357,219)   $  (332,719)
Non-qualified agents' pension plan reserve . . . . . . . . .     (1,161,304)     1,127,384)
Deferred policy acquisition costs. . . . . . . . . . . . . .      2,215,873      2,507,526
Future policy benefits . . . . . . . . . . . . . . . . . . .     (2,575,365)     2,346,908)
Bond discount. . . . . . . . . . . . . . . . . . . . . . . .         39,184         28,677
Unrealized holding gains  on Available-For-Sale Securities .        829,000        331,000
Other. . . . . . . . . . . . . . . . . . . . . . . . . . . .        (29,169)         5,808
                                                                ------------    -----------
                                                                $(1,039,000)    $ (934,000)
                                                                ------------    -----------
                                                                ------------    -----------

     The currently payable Federal Income tax provision of $3,099,000 for 1996 is net of a $75,000 Federal tax benefit resulting from a capital loss carryback of $221,025.

              REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


The Board of Directors
First Investors Life Insurance Company
New York, New York


     We have audited the statement of assets and liabilities of First Investors Life Variable Annuity Fund D (a separate account of First Investors Life Insurance Company, registered as a unit investment trust under the Investment Company Act of 1940), as of December 31, 1997, and the related statements of operations and changes in net assets for the period from July 28, 1997 (the date of commencement of operations) to December 31, 1997.
These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Investors Life Variable Annuity Fund D as of December 31, 1997, and the results of its operations and the changes in its net assets for the period from July 28, 1997 (the date of commencement of operations) to December 31, 1997, in conformity with generally accepted accounting principles.





                                       TAIT, WELLER & BAKER


Philadelphia, Pennsylvania
February 19, 1998

                             FIRST INVESTORS LIFE
                            VARIABLE ANNUITY FUND D

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1997

ASSETS
  Investments at net asset value (Note 3):
    First Investors Life Series Fund . . . . . . . . . . . . . . .   $14,689,116
  Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           -0-
                                                                     -----------
      Total Assets . . . . . . . . . . . . . . . . . . . . . . . .   $14,689,116
                                                                     -----------

LIABILITIES
  Payable to First Investors Life Insurance Company. . . . . . . .        14,837
  Other Liabilities. . . . . . . . . . . . . . . . . . . . . . . .       852,348
                                                                     -----------
      Total Liabilities. . . . . . . . . . . . . . . . . . . . . .       867,185
                                                                     -----------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $13,821,931
                                                                     -----------

Net assets represented by Contracts in accumulation period . . . .   $13,821,931
                                                                     -----------


See notes to financial statements.

                             FIRST INVESTORS LIFE
                            VARIABLE ANNUITY FUND D

                            STATEMENT OF OPERATIONS

  FOR THE PERIOD FROM JULY 28, 1997 (THE DATE OF COMMENCEMENT OF OPERATIONS)
                            TO DECEMBER 31, 1997

INVESTMENT INCOME
  Income:
    Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . .       $2,945
                                                                       --------

      Total income . . . . . . . . . . . . . . . . . . . . . . . .       $2,945
                                                                       --------

  Expenses:
    Mortality and expense risks (Note 4) . . . . . . . . . . . . .      $41,042
                                                                       --------

      Total expenses . . . . . . . . . . . . . . . . . . . . . . .      $41,042
                                                                       --------

NET INVESTMENT LOSS. . . . . . . . . . . . . . . . . . . . . . . .     $(38,097)
                                                                       --------

UNREALIZED APPRECIATION ON INVESTMENTS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . .          -0-
  End of period. . . . . . . . . . . . . . . . . . . . . . . . . .     $104,694
                                                                       --------

Change in unrealized appreciation on investments . . . . . . . . .     $104,694
                                                                       --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . .      $66,597
                                                                       --------


See notes to financial statements.

                             FIRST INVESTORS LIFE
                            VARIABLE ANNUITY FUND D

                      STATEMENTS OF CHANGES IN NET ASSETS

  FOR THE PERIOD FROM JULY 28, 1997 (THE DATE OF COMMENCEMENT OF OPERATIONS)
                            TO DECEMBER 31, 1997

Increase in Net Assets
  From Operations
    Net investment loss  . . . . . . . . . . . . . . . . . . . . .     $(38,097)
    Change in unrealized appreciation on investments . . . . . . .      104,694
                                                                    -----------

    Net increase in net assets resulting from operations . . . . .       66,597
                                                                    -----------

  From Unit Transactions
    Net insurance premiums . . . . . . . . . . . . . . . . . . . .   13,775,489
    Contract payments. . . . . . . . . . . . . . . . . . . . . . .      (20,155)
                                                                    -----------

    Increase in net assets derived from unit transactions. . . . .   13,755,334
                                                                    -----------

      Net increase in net assets. . . . . . . . . . . . . . . . .    13,821,931

Net Assets
  Beginning of year. . . . . . . . . . . . . . . . . . . . . . .            -0-
                                                                    -----------
  End of year. . . . . . . . . . . . . . . . . . . . . . . . . .    $13,821,931
                                                                    -----------
                                                                    -----------


                         See notes to financial statements.

                             FIRST INVESTORS LIFE
                            VARIABLE ANNUITY FUND D

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1997

NOTE 1 -- ORGANIZATION

    First Investors Life Variable Annuity Fund D (Separate Account D), a unit investment trust registered under the Investment Company Act of 1940 (the 1940 Act), is a segregated investment account established by First Investors Life Insurance Company (FIL). Assets of Separate Account D have been used to purchase shares of First Investors Life Series Fund (the Fund), an open-end diversified management investment company registered under the 1940 Act.

NOTE 2 -- SIGNIFICANT ACCOUNTING PRACTICES
    INVESTMENTS
         Shares of the Fund held by Separate Account D are valued at net asset value per share. All distributions received from the Fund are reinvested to purchase additional shares of the Fund at net asset value.

    FEDERAL INCOME TAXES

         Separate Account D is not taxed separately because its operations are part of the total operations of FIL, which is taxed as a life insurance company under the Internal Revenue Code. Separate Account D will not be taxed as a regulated investment company under Subchapter M of the Code. Under existing Federal income tax law, no taxes are payable on the investment income or on the capital gains of Separate Account D.

NOTE 3 -- INVESTMENTS
    Investments consist of the following:

                                                     NET ASSET      MARKET
                                          SHARES       VALUE        VALUE         COST
                                         -------     ---------   -----------   -----------
First Investors Life Series Fund
  Cash Management. . . . . . . . . .     288,036     $    1.00   $   288,036   $   288,036
  High Yield . . . . . . . . . . . .      51,085         12.30       628,552       612,544
  Growth . . . . . . . . . . . . . .     122,727         29.24     3,588,551     3,529,939
  Discovery. . . . . . . . . . . . .      75,913         27.77     2,107,723     2,170,516
  Blue Chip. . . . . . . . . . . . .     183,294         23.71     4,345,840     4,277,887
  International Securities . . . . .     108,258         16.91     1,831,074     1,897,746
  Government . . . . . . . . . . . .      13,283         10.33       137,212       135,453
  Investment Grade . . . . . . . . .      19,913         11.67       232,362       226,006
  Utilities Income . . . . . . . . .      26,041         14.95       389,430       358,955
  Target Maturity 2007 . . . . . . .      52,902         12.63       668,283       641,872
  Target Maturity 2010 . . . . . .        37,177         12.70       472,053       445,468
                                                                 -----------   -----------
                                                                 $14,689,116   $14,584,422
                                                                 -----------   -----------
                                                                 -----------   -----------

     The High Yield Series' investments in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower yielding, higher rated, fixed income securities.

NOTE 4 -- MORTALITY AND EXPENSE RISKS AND DEDUCTIONS

     In consideration for its assumption of the mortality and expense risks connected with the Variable Annuity Contracts, FIL deducts an amount equal on an annual basis to 1.25% of the daily net asset value of Separate Account D.
 An additional administrative charge equal on an annual basis to 0.15% of the daily net asset value is deducted. The total of these deductions in 1997 was $41,042.

     An annual contract maintenance charge of $30 is deducted from the accumulated value of the contract on the last business day of the contract year or on the date of surrender of the contract, if earlier. There was no deduction under this provision in 1997.

                             FIRST INVESTORS LIFE
                            VARIABLE ANNUITY FUND D

                         NOTES TO FINANCIAL STATEMENTS

                                  (CONTINUED)

     The Variable Annuity Contracts are sold without an initial sales charge, but at the time of a full or partial surrender of the Contract, they may be subject to a contingent deferred sales charge ("CDSC") of 0% to 7% of the value of the Accumulation Units surrendered.

               FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D
                         PART C:  OTHER INFORMATION

ITEM 24.       Financial Statements and Exhibits

          (a)  Financial Statements:

               The financial statements for the period ending December 31, 1997 for First Investors Life Insurance Company and First Investors Life Variable Annuity Fund D are included in Part B, except Condensed Financial Information on Accumulation Unit Values, which is included in Part A.

          (b)  Exhibits:

               1.   Resolution of the Board of Directors of First Investors
                    Life Insurance Company establishing Separate Account D.  /1/

               2.  Not applicable.

               3. Distribution Contracts:

                  a. Underwriting Agreement between First Investors Life
                     Insurance Company and First Investors Corporation.  /1/

                  b. Specimen Variable Annuity Dealer Agreement between First
                     Investors Corporation and dealers.  /1/

               4. Variable Annuity Contracts:

                  a. Specimen Individual Variable Annuity Contract issued by
                     First Investors Life Insurance Company for participation in Separate Account D. /2/

                  b. Specimen Individual Variable Annuity Contract issued by
                     First Investors Life Insurance Company providing for full refund of premium payment and extension of ten-day revocation period if Contract replaces another annuity contract. /2/

                  c. Specimen Individual Variable Annuity Contract issued by
                     First Investors Life Insurance Company providing for full refund of premium payment and containing an endorsement pertaining to minimum rate of return following death of Annuitant. /2/

                  d. Specimen Individual Variable Annuity Contract issued by
                     First Investors Life Insurance Company providing for a full refund of premium payment upon request for cancellation of Contract prior to delivery of Contract. /2/

               5. Form of application used with Individual Variable Annuity Contracts provided in response to (4) above. /1/

               6 a.(1) Declaration of Intention and Charter of First Investors Life Insurance Company. /1/

                   (2)  Certificate of Amendment.  /1/

                   (3)  Certificate of Amendment.  /1/

                   (4)  Certificate of Amendment.  /1/

                   (5)  Certificate of Amendment.  /1/

                   b.  By-Laws of First Investors Life Insurance Company.  /1/

               7.  Not applicable.

               8.  Not applicable.

               9. Opinion and Consent of Tammie Lee, Esq., special counsel to First Investors Life Insurance Company. /2/

               10. Consent of Independent Public Accountants.

               11. Not applicable.

               12. Not applicable.

               13. Performance calculations.

               14. Financial Data Schedule.  (See Exhibit 27 below.)

               15. Powers of Attorney.  /1/

               27. Financial Data Schedule.  (Inapplicable, because,
                   notwithstanding Item 24 (b)(14) of Form N-4, the
                   Commission staff has advised that no such
                   schedule is required.)
-------------------------------
               /1/Previously filed on May 1, 1997 in the initial filing of this Registration Statement.
               /2/Previously filed on July 8, 1997 in Pre-Effective Amendment No. 1 to this Registration Statement.

ITEM 25.       Directors and Officers of the Depositor

The following are the Directors and Officers of First investors Life Insurance
Company:

                                        Position and Office
Name and                                with First Investors
Principal Business Address              Life Insurance Company
--------------------------              ----------------------
(Unless otherwise noted, an
individual's business address is
95 Wall Street, New York, New York
10005.)

Jay G. Baris                            Director
Kramer, Levin, Naftalis & Frankel
919 Third Avenue
New York, N.Y. 10022

Carol Lerner Brown                      Secretary

Glenn T. Dallas                         Director
21 Eagle Nest Road
Morristown, N.J.  07960

William H. Drinkwater                   First Vice President & Chief Actuary

Lawrence M. Falcon                      Senior Vice President & Comptroller

Richard H. Gaebler                      President & Director

George V. Ganter                        Director

Robert J. Grosso                        Director
581 Main Street
Woodbridge, N.J.  07095

Glenn O. Head                           Chairman & Director

Kathryn S. Head                         Director
581 Main Street
Woodbridge, N.J.  07095

Scott Hodes                             Director
Ross & Hardies
150 North Michigan Avenue
Chicago, IL  60601

                                      C-3


                                        Position and Office
Name and                                with First Investors
Principal Business Address              Life Insurance Company
--------------------------              ----------------------
(Unless otherwise noted, an individual's
business address is 95 Wall Street, New
York, New York  10005.)

William M. Lipkus
581 Main Street
Woodbridge, NJ 07095                    Vice President & Chief Accounting Officer

Jackson Ream                            Director
Nations Bank of Texas
P.O. Box 225961
Dallas, TX  75265

Nelson Schaenen, Jr.                    Director
Weiss, Peck & Greer
One New York Plaza
New York, New York  10004

Martin A. Smith                         Vice President

Ada M. Suchow                           Vice President & Assistant Secretary

John T. Sullivan                        Director

ITEM 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     There are no persons directly or indirectly controlled by or under common control with the Registrant. Registrant is a separate account of First Investors Life Insurance Company, the Depositor. Set forth below are all persons controlled by or under common control with First Investors Life Insurance Company:

ROUTE 33 REALTY CORPORATION (New Jersey). Ownership: 100% by First Investors Life Insurance Company; Principal Business: Real Estate; Subsidiary of First Investors Life Insurance Company.

FIRST INVESTORS CONSOLIDATED CORPORATION ("FICC") (Delaware).  Ownership:
Glenn O. Head is the controlling shareholder; Principal Business: Holding Company; Parent of First Investors Life Insurance Company.

ADMINISTRATIVE DATA MANAGEMENT CORP. (New York). Ownership: 100% owned by FICC; Principal Business: Transfer Agent; Affiliate of First Investors Life Insurance Company.

EXECUTIVE INVESTORS MANAGEMENT COMPANY, INC. (Delaware). Ownership: 100% owned by FICC; Principal Business: Investment Advisor; Affiliate of First Investors Life Insurance Company.

FIRST INVESTORS ASSET MANAGEMENT COMPANY, INC. (Delaware). Ownership: 100% owned by FICC; Principal Business: Investment Advisor; Affiliate of First Investors Life Insurance Company.

FIRST INVESTORS CORPORATION (New York). Ownership: 100% owned by FICC; Principal Business: Broker-Dealer; Affiliate of First Investors Life Insurance Company.

FIRST INVESTORS LEVERAGE CORPORATION (New York). Ownership: 100% owned by FICC; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.

FIRST INVESTORS MANAGEMENT COMPANY, INC. (New York). Ownership: 100% of common stock owned by FICC; Principal Business: Investment Advisor; Affiliate of First Investors Life Insurance Company.

FIRST INVESTORS REALTY COMPANY, INC. (New Jersey). Ownership: 100% owned by FICC; Principal Business: Real Estate; Affiliate of First Investors Life Insurance Company.

FIRST INVESTORS RESOURCES, INC. (Delaware). Ownership: 100% owned by FICC; Principal Business: Commodity Pool Operator; Affiliate of First Investors Life Insurance Company.

EXECUTIVE INVESTORS CORPORATION (Delaware). Ownership: 100% owned by FICC; Principal Business: Broker-Dealer; Affiliate of First Investors Life Insurance Company.

FIRST FINANCIAL SAVINGS BANK, S.L.A. ("FFSB") (New Jersey). Ownership: 100% owned by FICC, except Directors Qualifying Shares; Principal Business:
Savings and Loan; Affiliate of First Investors Life Insurance Company.

FIRST INVESTORS CREDIT CORPORATION (New Jersey). Ownership: 100% owned by FICC; Principal Business: Real Estate; Affiliate of First Investors Life Insurance Company.

N.A.K. REALTY CORPORATION (New Jersey). Ownership: 100% owned by FICC; Principal Business: Real Estate; Affiliate of First Investors Life Insurance Company.

REAL PROPERTY DEVELOPMENT CORPORATION (New Jersey). Ownership: 100% owned by FICC; Principal Business: Real Estate; Affiliate of First Investors Life Insurance Company.

FIRST INVESTORS CREDIT FUNDING CORPORATION (New York). Ownership: 100% owned by FICC; Principal Business: Sells commercial paper; Affiliate of First Investors Life Insurance Company.

SCHOOL FINANCIAL MANAGEMENT SERVICES, INC. (Ohio). Ownership: 100% owned by FICC; Principal Business: Tuition assistance program; Affiliate of First Investors Life Insurance Company.

ITEM 27.  Number of Contractowners

     As of March 6, 1998, the number of owners of variable annuity contracts offered by First Investors Life Variable Annuity Fund D was 367.

ITEM 28.  Indemnification

     Article XIV of the By-Laws of First Investors Life Insurance Company provides as follows:

     "To the full extent authorized by law and by the Charter, the Corporation shall and hereby does indemnify any person who shall at any time be made, or threatened to be made, a party in any civil or criminal action or proceeding by reason of the fact that he, his testator or his intestate is or was a director or officer of the Corporation or served another corporation in any capacity at the request of the Corporation, provided, that the notice required by
     Section 62-a of the Insurance Law of the State of New York, as now in effect or as amended from time to time, be filed with the Superintendent of Insurance."

     Reference is hereby made to the New York Business Corporation Law, Sections 721 through 725.

     The general effect of this Indemnification will be to indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that the person, or that person's testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorney's fees, actually and necessarily incurred in connection with the defense or settlement of such action, or in connection with an appeal therein if such director or officer acted in good faith, for a purpose reasonably believed by that person to be in, and not opposed to, the best interests of the corporation and not otherwise knowingly unlawful.

     A directors and officers liability policy in the amount of $3,000,000 covering First Investors Life's directors and officers has been issued by the Great American Insurance Companies.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the First Investors Life Variable Annuity Fund D pursuant to the foregoing provisions, or otherwise, the First Investors Life Variable Annuity Fund D has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the First Investors Life Variable Annuity Fund D of expenses incurred or paid by a director, officer or controlling person of the First Investors Life Variable Annuity Fund D in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the First Investors Life Variable Annuity Fund D will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  Principal Underwriters

     (a) First Investors Corporation, Underwriter of the Registrant, is also Underwriter for:

               First Investors Cash Management Fund, Inc.
               First Investors Fund For Income, Inc.
               First Investors Series Fund
               First Investors Government Fund, Inc.
               First Investors High Yield Fund, Inc.
               First Investors Global Fund, Inc.
               First Investors Multi-State Insured Tax Free Fund
               First Investors New York Insured Tax Free Fund, Inc.
               First Investors Insured Tax Exempt Fund, Inc.
               First Investors Tax-Exempt Money Market Fund, Inc.
               First Investors U.S. Government Plus Fund
               First Investors Series Fund II, Inc.
               First Investors Life Variable Annuity Fund A
               First Investors Life Level Premium Variable Life Insurance
                 (Separate Account B)
               First Investors Life Variable Annuity Fund C

          First Investors Corporation is Sponsor of:

               First Investors Single Payment and Periodic Payment Plans I for
                 Investment in First Investors Global Fund, Inc.

               First Investors Single Payment and Periodic Payment Plans II for
                 Investment in First Investors Global Fund, Inc.
               First Investors Single Payment and Periodic Payment Plans for
                 Investment in First Investors Fund For Income, Inc.
               First Investors Single Payment and Periodic Payment Plans for
                 Investment in First Investors Government Fund, Inc.
               First Investors Periodic Payment Plans for Investment in First
                 Investors High Yield Fund, Inc.
               First Investors Single Payment and Periodic Payment Plans for the
                 Accumulation of Shares of First Investors Global Fund, Inc.
               First Investors Single Payment and Periodic Payment Plans for
                 Investment in First Investors Insured Tax Exempt Fund, Inc.

     (b) The following persons are the officers and directors of First Investors Corporation:

Name and Principal                      Position and Office with
Business Address (continued)            First Investors Corporation
----------------------------            ---------------------------
(Unless otherwise noted, an individual's
business address is 95 Wall Street, New
York, New York  10005)

Joseph I. Benedek                       Treasurer
581 Main Street
Woodbridge, New Jersey 07095

Lawrence A. Fauci                       Senior Vice President and Director

Glenn O. Head                           Chairman and Director

Kathryn S. Head                         Vice President and Director
581 Main Street
Woodbridge, New Jersey  07095

Marvin Hecker                           President

Jane W. Kruzan                          Director

Larry R. Lavoie                         Secretary and General Counsel

Jeremiah J. Lyons                       Director

Frederick Miller                        Senior Vice President
581 Main Street
Woodbridge, New Jersey  07095

                                     C-8


Elizabeth Reilly                        Vice President
581 Main Street
Woodbridge, New Jersey  07095

Louis Rinaldi                           Senior Vice President
581 Main Street
Woodbridge, New Jersey  07095

Matthew Smith                           Vice President
581 Main Street
Woodbridge, New Jersey  07095

John T. Sullivan                        Director

Robert Flanagan                         Vice President-Sales Administration

William M. Lipkus                       Chief Financial Officer
581 Main Street
Woodbridge, NJ 07095

     (c) Not Applicable.

ITEM 30.  Location of Accounts and Records

     All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, are located at the offices of First Investors, 95 Wall Street, New York, New York.

ITEM 31.  Management Services

     Not applicable.

ITEM 32.  Undertakings

     Registrant hereby makes the following undertakings:

     (a) An undertaking to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     (b) An undertaking to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

     (a) An undertaking to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.






     (d) REPRESENTATION REGARDING REASONABLENESS AGGREGATE CHARGES DEDUCTED UNDER THE CONTRACTS PURSUANT TO SECTION 26(e)(2)(A) THE INVESTMENT COMPANY ACT OF 1940

          First Investors Life Insurance Company ("First Investors Life") represents that the fees and charges deducted under the Contracts that are identified as Contract Form VAC (CDSC) and described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Investors Life under the Contracts. First Investors Life bases it representation on its assessment of all of the facts and circumstances, including such relevant factors, as the nature and extent of such services, expenses and risks; the need for First Investors Life to earn a profit; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on terms specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant represents that this Post-Effective Amendment to Registrant's Registration Statement ("Amendment") meets the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, and has caused this Amendment to be signed on its behalf, in the City of New York, and State of New York, on the 20th day of April, 1998.

                              FIRST INVESTORS LIFE VARIABLE
                              ANNUITY FUND D
                              (Registrant)



                              BY: FIRST INVESTORS LIFE INSURANCE
                                     COMPANY
                                    (Depositor)
                                     (On behalf of the Registrant and
                                     itself)


                              By /s/Richard H. Gaebler
                                 ---------------------
                                 Richard H. Gaebler
                                 President



     As required by the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed by the following officers and directors of the Depositor in the capacities and on the dates indicated:


     SIGNATURE                 TITLE                   DATE
     ---------                 -----                   ----
/s/Richard H. Gaebler      President and Director          April 20, 1998
---------------------
Richard H. Gaebler


/s/William M. Lipkus       Vice President and              April 20, 1998
---------------------        Chief Accounting
William M. Lipkus              Officer




Glenn O. Head*             Chairman and Director           April 20, 1998
Jay G. Baris*              Director                        April 20, 1998
George V. Ganter*          Director                        April 20, 1998
Robert J. Grosso*          Director                        April 20, 1998
Scott Hodes*               Director                        April 20, 1998
Jackson Ream*              Director                        April 20, 1998
Nelson Schaenen Jr.*       Director                        April 20, 1998
John T. Sullivan*          Director                        April 20, 1998
Kathryn S. Head*           Director                        April 20, 1998
Glenn T. Dallas*           Director                        April 20, 1998


* By: /s/Richard H. Gaebler
      ---------------------
      Richard H. Gaebler
      Attorney-In-Fact
      Pursuant to Powers of
      Attorney previously filed

INDEX TO EXHIBITS


Exhibit
Number                                     Exhibit
------                                     -------
99.N4.10                                   Consent of Independent Public
                                           Accountants

99.N4.13                                   Performance Calculations
